UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance New York Municipal Opportunities Fund

Class A EXNYX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ Security selections and an underweight exposure to local general obligation bonds contributed to performance relative to the Index during the period

↓ Security selections and an overweight exposure to bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ An overweight exposure to 4% coupon bonds detracted from Fund performance relative to the Index during the period

↓ Security selections in state general obligation bonds detracted from Fund returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,659	$9,948	$9,949
5/15	$9,623	$9,920	$9,940
6/15	$9,607	$9,911	$9,937
7/15	$9,658	$9,983	$10,013
8/15	$9,661	$10,002	$10,039
9/15	$9,732	$10,075	$10,102
10/15	$9,763	$10,115	$10,139
11/15	$9,766	$10,155	$10,177
12/15	$9,797	$10,226	$10,240
1/16	$9,906	$10,349	$10,369
2/16	$9,928	$10,365	$10,385
3/16	$9,921	$10,398	$10,410
4/16	$9,963	$10,474	$10,493
5/16	$9,994	$10,502	$10,519
6/16	$10,106	$10,669	$10,672
7/16	$10,137	$10,676	$10,685
8/16	$10,168	$10,690	$10,697
9/16	$10,101	$10,637	$10,643
10/16	$10,003	$10,525	$10,528
11/16	$9,666	$10,133	$10,157
12/16	$9,749	$10,252	$10,279
1/17	$9,792	$10,319	$10,342
2/17	$9,855	$10,391	$10,407
3/17	$9,866	$10,414	$10,431
4/17	$9,939	$10,489	$10,507
5/17	$10,061	$10,656	$10,676
6/17	$10,031	$10,617	$10,638
7/17	$10,081	$10,703	$10,721
8/17	$10,121	$10,785	$10,792
9/17	$10,090	$10,730	$10,731
10/17	$10,068	$10,756	$10,757
11/17	$10,027	$10,699	$10,695
12/17	$10,057	$10,810	$10,802
1/18	$9,984	$10,683	$10,675
2/18	$9,964	$10,651	$10,641
3/18	$9,994	$10,691	$10,673
4/18	$9,963	$10,652	$10,628
5/18	$10,056	$10,774	$10,748
6/18	$10,067	$10,784	$10,754
7/18	$10,110	$10,810	$10,774
8/18	$10,131	$10,837	$10,795
9/18	$10,079	$10,767	$10,729
10/18	$10,027	$10,701	$10,662
11/18	$10,101	$10,819	$10,787
12/18	$10,207	$10,949	$10,915
1/19	$10,291	$11,032	$10,995
2/19	$10,344	$11,091	$11,055
3/19	$10,469	$11,266	$11,227
4/19	$10,510	$11,309	$11,266
5/19	$10,656	$11,464	$11,421
6/19	$10,707	$11,507	$11,456
7/19	$10,801	$11,599	$11,547
8/19	$10,969	$11,782	$11,712
9/19	$10,880	$11,688	$11,617
10/19	$10,877	$11,709	$11,631
11/19	$10,885	$11,738	$11,660
12/19	$10,916	$11,774	$11,692
1/20	$11,095	$11,986	$11,897
2/20	$11,265	$12,140	$12,041
3/20	$10,714	$11,700	$11,597
4/20	$10,483	$11,553	$11,397
5/20	$10,816	$11,920	$11,765
6/20	$10,988	$12,019	$11,869
7/20	$11,168	$12,221	$12,043
8/20	$11,153	$12,164	$11,953
9/20	$11,137	$12,166	$11,932
10/20	$11,121	$12,130	$11,892
11/20	$11,335	$12,313	$12,123
12/20	$11,418	$12,388	$12,225
1/21	$11,523	$12,467	$12,309
2/21	$11,310	$12,269	$12,101
3/21	$11,368	$12,344	$12,177
4/21	$11,494	$12,448	$12,309
5/21	$11,554	$12,485	$12,366
6/21	$11,625	$12,519	$12,406
7/21	$11,717	$12,623	$12,504
8/21	$11,632	$12,577	$12,440
9/21	$11,515	$12,486	$12,340
10/21	$11,486	$12,449	$12,311
11/21	$11,579	$12,555	$12,428
12/21	$11,589	$12,576	$12,453
1/22	$11,277	$12,231	$12,101
2/22	$11,204	$12,188	$12,056
3/22	$10,860	$11,793	$11,640
4/22	$10,540	$11,466	$11,301
5/22	$10,660	$11,637	$11,528
6/22	$10,487	$11,446	$11,281
7/22	$10,756	$11,749	$11,592
8/22	$10,537	$11,491	$11,303
9/22	$10,203	$11,050	$10,864
10/22	$10,109	$10,958	$10,763
11/22	$10,531	$11,471	$11,315
12/22	$10,541	$11,504	$11,341
1/23	$10,814	$11,834	$11,712
2/23	$10,584	$11,566	$11,430
3/23	$10,803	$11,823	$11,705
4/23	$10,803	$11,796	$11,687
5/23	$10,745	$11,694	$11,584
6/23	$10,838	$11,811	$11,724
7/23	$10,852	$11,858	$11,755
8/23	$10,737	$11,687	$11,567
9/23	$10,461	$11,344	$11,203
10/23	$10,312	$11,248	$11,108
11/23	$11,008	$11,962	$11,877
12/23	$11,282	$12,240	$12,170
1/24	$11,263	$12,177	$12,100
2/24	$11,255	$12,193	$12,100
3/24	$11,245	$12,193	$12,081
4/24	$11,166	$12,042	$11,935
5/24	$11,170	$12,006	$11,901
6/24	$11,341	$12,190	$12,108
7/24	$11,418	$12,301	$12,212
8/24	$11,511	$12,398	$12,299
9/24	$11,638	$12,521	$12,421
10/24	$11,475	$12,338	$12,221
11/24	$11,675	$12,552	$12,465
12/24	$11,512	$12,369	$12,272
1/25	$11,530	$12,431	$12,329
2/25	$11,634	$12,554	$12,442
3/25	$11,422	$12,341	$12,199

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	1.57%	1.29%	1.67%
Class A with 3.25% Maximum Sales Charge	(1.75)%	0.63%	1.34%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%
Footnote	Description
Footnote[1]	Performance prior to April 25, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,551,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$162,659

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.9%
Senior Living/Life Care	3.2%
Lease Rev./Cert. of Participation	4.4%
Industrial Development Revenue	4.4%
Electric Utilities	4.9%
Water and Sewer	5.5%
Education	8.2%
Hospital	9.2%
Housing	9.3%
General Obligations	11.2%
Transportation	16.0%
Special Tax Revenue	20.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.3%
B	1.9%
BB	4.1%
BBB	11.5%
A	4.0%
AA	59.5%
AAA	13.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.70% of the Fund's average daily net assets for Class A. This agreement may be changed or terminated after August 1, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EXNYX-TSR-AR

Eaton Vance New York Municipal Opportunities Fund

Class C EZNYX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ An overweight exposure to 4% coupon bonds detracted from Fund performance relative to the Index during the period

↓ Security selections in state general obligation bonds detracted from Fund returns relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ Security selections and an underweight exposure to local general obligation bonds contributed to performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,985	$9,948	$9,949
5/15	$9,939	$9,920	$9,940
6/15	$9,915	$9,911	$9,937
7/15	$9,963	$9,983	$10,013
8/15	$9,958	$10,002	$10,039
9/15	$10,017	$10,075	$10,102
10/15	$10,054	$10,115	$10,139
11/15	$10,039	$10,155	$10,177
12/15	$10,076	$10,226	$10,240
1/16	$10,175	$10,349	$10,369
2/16	$10,192	$10,365	$10,385
3/16	$10,177	$10,398	$10,410
4/16	$10,225	$10,474	$10,493
5/16	$10,241	$10,502	$10,519
6/16	$10,353	$10,669	$10,672
7/16	$10,379	$10,676	$10,685
8/16	$10,395	$10,690	$10,697
9/16	$10,325	$10,637	$10,643
10/16	$10,223	$10,525	$10,528
11/16	$9,865	$10,133	$10,157
12/16	$9,946	$10,252	$10,279
1/17	$9,985	$10,319	$10,342
2/17	$10,045	$10,391	$10,407
3/17	$10,050	$10,414	$10,431
4/17	$10,120	$10,489	$10,507
5/17	$10,232	$10,656	$10,676
6/17	$10,193	$10,617	$10,638
7/17	$10,240	$10,703	$10,721
8/17	$10,275	$10,785	$10,792
9/17	$10,234	$10,730	$10,731
10/17	$10,214	$10,756	$10,757
11/17	$10,163	$10,699	$10,695
12/17	$10,188	$10,810	$10,802
1/18	$10,103	$10,683	$10,675
2/18	$10,074	$10,651	$10,641
3/18	$10,099	$10,691	$10,673
4/18	$10,069	$10,652	$10,628
5/18	$10,150	$10,774	$10,748
6/18	$10,165	$10,784	$10,754
7/18	$10,191	$10,810	$10,774
8/18	$10,206	$10,837	$10,795
9/18	$10,144	$10,767	$10,729
10/18	$10,092	$10,701	$10,662
11/18	$10,164	$10,819	$10,787
12/18	$10,257	$10,949	$10,915
1/19	$10,338	$11,032	$10,995
2/19	$10,387	$11,091	$11,055
3/19	$10,512	$11,266	$11,227
4/19	$10,536	$11,309	$11,266
5/19	$10,683	$11,464	$11,421
6/19	$10,729	$11,507	$11,456
7/19	$10,808	$11,599	$11,547
8/19	$10,977	$11,782	$11,712
9/19	$10,876	$11,688	$11,617
10/19	$10,865	$11,709	$11,631
11/19	$10,866	$11,738	$11,660
12/19	$10,890	$11,774	$11,692
1/20	$11,071	$11,986	$11,897
2/20	$11,218	$12,140	$12,041
3/20	$10,678	$11,700	$11,597
4/20	$10,440	$11,553	$11,397
5/20	$10,759	$11,920	$11,765
6/20	$10,919	$12,019	$11,869
7/20	$11,100	$12,221	$12,043
8/20	$11,075	$12,164	$11,953
9/20	$11,051	$12,166	$11,932
10/20	$11,026	$12,130	$11,892
11/20	$11,231	$12,313	$12,123
12/20	$11,309	$12,388	$12,225
1/21	$11,410	$12,467	$12,309
2/21	$11,193	$12,269	$12,101
3/21	$11,234	$12,344	$12,177
4/21	$11,346	$12,448	$12,309
5/21	$11,411	$12,485	$12,366
6/21	$11,466	$12,519	$12,406
7/21	$11,553	$12,623	$12,504
8/21	$11,457	$12,577	$12,440
9/21	$11,340	$12,486	$12,340
10/21	$11,301	$12,449	$12,311
11/21	$11,390	$12,555	$12,428
12/21	$11,392	$12,576	$12,453
1/22	$11,074	$12,231	$12,101
2/22	$11,003	$12,188	$12,056
3/22	$10,651	$11,793	$11,640
4/22	$10,337	$11,466	$11,301
5/22	$10,441	$11,637	$11,528
6/22	$10,267	$11,446	$11,281
7/22	$10,525	$11,749	$11,592
8/22	$10,304	$11,491	$11,303
9/22	$9,964	$11,050	$10,864
10/22	$9,872	$10,958	$10,763
11/22	$10,274	$11,471	$11,315
12/22	$10,277	$11,504	$11,341
1/23	$10,538	$11,834	$11,712
2/23	$10,319	$11,566	$11,430
3/23	$10,524	$11,823	$11,705
4/23	$10,516	$11,796	$11,687
5/23	$10,448	$11,694	$11,584
6/23	$10,536	$11,811	$11,724
7/23	$10,542	$11,858	$11,755
8/23	$10,429	$11,687	$11,567
9/23	$10,139	$11,344	$11,203
10/23	$9,991	$11,248	$11,108
11/23	$10,657	$11,962	$11,877
12/23	$10,917	$12,240	$12,170
1/24	$10,901	$12,177	$12,100
2/24	$10,885	$12,193	$12,100
3/24	$10,867	$12,193	$12,081
4/24	$10,778	$12,042	$11,935
5/24	$10,774	$12,006	$11,901
6/24	$10,940	$12,190	$12,108
7/24	$10,997	$12,301	$12,212
8/24	$11,083	$12,398	$12,299
9/24	$11,203	$12,521	$12,421
10/24	$11,042	$12,338	$12,221
11/24	$11,224	$12,552	$12,465
12/24	$11,062	$12,369	$12,272
1/25	$11,072	$12,431	$12,329
2/25	$11,169	$12,554	$12,442
3/25	$11,126	$12,341	$12,199

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	0.72%	0.50%	1.07%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(0.26)%	0.50%	1.07%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%
Footnote	Description
Footnote[1]	Performance prior to April 25, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,551,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$162,659

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.9%
Senior Living/Life Care	3.2%
Lease Rev./Cert. of Participation	4.4%
Industrial Development Revenue	4.4%
Electric Utilities	4.9%
Water and Sewer	5.5%
Education	8.2%
Hospital	9.2%
Housing	9.3%
General Obligations	11.2%
Transportation	16.0%
Special Tax Revenue	20.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.3%
B	1.9%
BB	4.1%
BBB	11.5%
A	4.0%
AA	59.5%
AAA	13.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 1.45% of the Fund's average daily net assets for Class C. This agreement may be changed or terminated after August 1, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EZNYX-TSR-AR

Eaton Vance New York Municipal Opportunities Fund

Class I ENYIX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance New York Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.60%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ Security selections and an underweight exposure to local general obligation bonds contributed to performance relative to the Index during the period

↓ Security selections and an overweight exposure to bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ An overweight exposure to 4% coupon bonds detracted from Fund performance relative to the Index during the period

↓ Security selections in state general obligation bonds detracted from Fund returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$998,451	$994,753	$994,936
5/15	$994,902	$992,005	$993,990
6/15	$993,385	$991,101	$993,655
7/15	$998,779	$998,280	$1,001,255
8/15	$999,174	$1,000,240	$1,003,850
9/15	$1,006,621	$1,007,486	$1,010,232
10/15	$1,010,031	$1,011,492	$1,013,940
11/15	$1,010,411	$1,015,513	$1,017,676
12/15	$1,013,787	$1,022,648	$1,023,969
1/16	$1,025,183	$1,034,850	$1,036,901
2/16	$1,027,619	$1,036,478	$1,038,465
3/16	$1,026,955	$1,039,761	$1,040,993
4/16	$1,031,420	$1,047,406	$1,049,292
5/16	$1,034,820	$1,050,239	$1,051,871
6/16	$1,046,493	$1,066,947	$1,067,216
7/16	$1,049,837	$1,067,598	$1,068,540
8/16	$1,053,255	$1,069,039	$1,069,702
9/16	$1,046,374	$1,063,703	$1,064,266
10/16	$1,036,399	$1,052,544	$1,052,817
11/16	$1,001,642	$1,013,289	$1,015,658
12/16	$1,010,320	$1,025,185	$1,027,912
1/17	$1,014,921	$1,031,943	$1,034,167
2/17	$1,021,557	$1,039,109	$1,040,663
3/17	$1,022,873	$1,041,365	$1,043,141
4/17	$1,030,476	$1,048,921	$1,050,664
5/17	$1,043,260	$1,065,568	$1,067,550
6/17	$1,040,293	$1,061,747	$1,063,795
7/17	$1,045,678	$1,070,337	$1,072,133
8/17	$1,049,948	$1,078,482	$1,079,226
9/17	$1,046,817	$1,072,999	$1,073,063
10/17	$1,044,724	$1,075,618	$1,075,652
11/17	$1,040,568	$1,069,859	$1,069,535
12/17	$1,043,850	$1,081,041	$1,080,223
1/18	$1,036,404	$1,068,314	$1,067,509
2/18	$1,034,424	$1,065,122	$1,064,137
3/18	$1,037,695	$1,069,053	$1,067,259
4/18	$1,034,571	$1,065,238	$1,062,826
5/18	$1,044,377	$1,077,436	$1,074,828
6/18	$1,045,654	$1,078,356	$1,075,426
7/18	$1,050,201	$1,080,972	$1,077,435
8/18	$1,052,530	$1,083,748	$1,079,519
9/18	$1,047,284	$1,076,732	$1,072,946
10/18	$1,041,993	$1,070,102	$1,066,183
11/18	$1,049,849	$1,081,946	$1,078,685
12/18	$1,060,969	$1,094,900	$1,091,472
1/19	$1,069,851	$1,103,177	$1,099,549
2/19	$1,075,484	$1,109,084	$1,105,528
3/19	$1,088,656	$1,126,616	$1,122,686
4/19	$1,093,035	$1,130,850	$1,126,559
5/19	$1,109,470	$1,146,440	$1,142,091
6/19	$1,113,774	$1,150,673	$1,145,629
7/19	$1,123,684	$1,159,947	$1,154,682
8/19	$1,141,295	$1,178,243	$1,171,248
9/19	$1,132,199	$1,168,798	$1,161,677
10/19	$1,131,974	$1,170,893	$1,163,072
11/19	$1,133,013	$1,173,821	$1,165,987
12/19	$1,136,334	$1,177,405	$1,169,152
1/20	$1,156,285	$1,198,559	$1,189,683
2/20	$1,172,981	$1,214,015	$1,204,107
3/20	$1,115,705	$1,169,979	$1,159,681
4/20	$1,091,836	$1,155,296	$1,139,720
5/20	$1,126,692	$1,192,047	$1,176,474
6/20	$1,144,688	$1,201,858	$1,186,883
7/20	$1,163,662	$1,222,100	$1,204,315
8/20	$1,162,163	$1,216,366	$1,195,267
9/20	$1,160,663	$1,216,624	$1,193,160
10/20	$1,159,117	$1,212,970	$1,189,204
11/20	$1,181,635	$1,231,274	$1,212,261
12/20	$1,191,529	$1,238,775	$1,222,494
1/21	$1,202,657	$1,246,669	$1,230,924
2/21	$1,179,436	$1,226,861	$1,210,099
3/21	$1,185,688	$1,234,427	$1,217,734
4/21	$1,198,971	$1,244,781	$1,230,869
5/21	$1,205,324	$1,248,495	$1,236,580
6/21	$1,212,861	$1,251,923	$1,240,647
7/21	$1,222,659	$1,262,306	$1,250,427
8/21	$1,213,966	$1,257,674	$1,243,959
9/21	$1,201,894	$1,248,597	$1,233,967
10/21	$1,199,000	$1,244,947	$1,231,079
11/21	$1,208,910	$1,255,545	$1,242,813
12/21	$1,210,023	$1,257,570	$1,245,329
1/22	$1,177,659	$1,223,147	$1,210,115
2/22	$1,171,367	$1,218,765	$1,205,552
3/22	$1,134,408	$1,179,256	$1,163,952
4/22	$1,102,308	$1,146,639	$1,130,058
5/22	$1,113,790	$1,163,672	$1,152,752
6/22	$1,095,851	$1,144,613	$1,128,124
7/22	$1,124,026	$1,174,856	$1,159,170
8/22	$1,101,334	$1,149,107	$1,130,325
9/22	$1,066,533	$1,105,003	$1,086,441
10/22	$1,056,902	$1,095,814	$1,076,255
11/22	$1,101,077	$1,147,069	$1,131,505
12/22	$1,102,246	$1,150,353	$1,134,056
1/23	$1,131,009	$1,183,397	$1,171,169
2/23	$1,107,109	$1,156,638	$1,142,957
3/23	$1,130,121	$1,182,301	$1,170,532
4/23	$1,130,245	$1,179,600	$1,168,747
5/23	$1,124,299	$1,169,378	$1,158,351
6/23	$1,134,205	$1,181,092	$1,172,447
7/23	$1,135,767	$1,185,764	$1,175,497
8/23	$1,123,957	$1,168,694	$1,156,741
9/23	$1,095,140	$1,134,441	$1,120,270
10/23	$1,079,681	$1,124,787	$1,110,755
11/23	$1,152,699	$1,196,190	$1,187,748
12/23	$1,181,596	$1,223,991	$1,217,024
1/24	$1,179,677	$1,217,740	$1,209,980
2/24	$1,179,059	$1,219,304	$1,209,952
3/24	$1,178,094	$1,219,266	$1,208,079
4/24	$1,169,975	$1,204,165	$1,193,477
5/24	$1,170,556	$1,200,633	$1,190,114
6/24	$1,188,673	$1,219,036	$1,210,805
7/24	$1,196,868	$1,230,147	$1,221,242
8/24	$1,206,790	$1,239,849	$1,229,861
9/24	$1,220,209	$1,252,103	$1,242,129
10/24	$1,203,308	$1,233,846	$1,222,148
11/24	$1,224,441	$1,255,160	$1,246,509
12/24	$1,207,485	$1,236,886	$1,227,220
1/25	$1,209,478	$1,243,085	$1,232,922
2/25	$1,220,568	$1,255,411	$1,244,150
3/25	$1,198,360	$1,234,135	$1,219,868

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	1.72%	1.44%	1.82%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg New York Municipal Bond Index	0.98%	1.02%	2.01%
Footnote	Description
Footnote[1]	Performance prior to April 25, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$63,551,472
# of Portfolio Holdings	80
Portfolio Turnover Rate	138%
Total Advisory Fees Paid	$162,659

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.9%
Senior Living/Life Care	3.2%
Lease Rev./Cert. of Participation	4.4%
Industrial Development Revenue	4.4%
Electric Utilities	4.9%
Water and Sewer	5.5%
Education	8.2%
Hospital	9.2%
Housing	9.3%
General Obligations	11.2%
Transportation	16.0%
Special Tax Revenue	20.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.3%
B	1.9%
BB	4.1%
BBB	11.5%
A	4.0%
AA	59.5%
AAA	13.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Effective August 1, 2024, the administrator has agreed to reimburse the Fund's expenses to the extent that total annual operating expenses (relating to ordinary expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses) exceed 0.55% of the Fund's average daily net assets for Class I. This agreement may be changed or terminated after August 1, 2025.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

ENYIX-TSR-AR

Eaton Vance Short Duration Municipal Opportunities Fund

Class A EXMAX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Out-of-Index allocations to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — helped Index-relative returns, as interest rates generally rose and bond prices declined during the period

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Index-relative performance during a period when longer-maturity bonds generally underperformed shorter-maturity bonds

↓ Security selections in Texas bonds detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,658	$9,948	$9,982
5/15	$9,601	$9,920	$9,952
6/15	$9,584	$9,911	$9,961
7/15	$9,634	$9,983	$10,007
8/15	$9,635	$10,002	$10,021
9/15	$9,726	$10,075	$10,079
10/15	$9,766	$10,115	$10,118
11/15	$9,768	$10,155	$10,118
12/15	$9,819	$10,226	$10,143
1/16	$9,948	$10,349	$10,244
2/16	$9,970	$10,365	$10,272
3/16	$9,961	$10,398	$10,255
4/16	$10,012	$10,474	$10,303
5/16	$10,003	$10,502	$10,294
6/16	$10,124	$10,669	$10,380
7/16	$10,146	$10,676	$10,406
8/16	$10,147	$10,690	$10,400
9/16	$10,119	$10,637	$10,368
10/16	$10,071	$10,525	$10,321
11/16	$9,787	$10,133	$10,069
12/16	$9,817	$10,252	$10,128
1/17	$9,877	$10,319	$10,207
2/17	$9,956	$10,391	$10,275
3/17	$9,973	$10,414	$10,283
4/17	$10,041	$10,489	$10,344
5/17	$10,160	$10,656	$10,443
6/17	$10,128	$10,617	$10,408
7/17	$10,197	$10,703	$10,474
8/17	$10,286	$10,785	$10,530
9/17	$10,283	$10,730	$10,475
10/17	$10,250	$10,756	$10,479
11/17	$10,236	$10,699	$10,380
12/17	$10,274	$10,810	$10,435
1/18	$10,282	$10,683	$10,394
2/18	$10,280	$10,651	$10,374
3/18	$10,308	$10,691	$10,377
4/18	$10,297	$10,652	$10,347
5/18	$10,379	$10,774	$10,431
6/18	$10,400	$10,784	$10,460
7/18	$10,430	$10,810	$10,497
8/18	$10,460	$10,837	$10,501
9/18	$10,428	$10,767	$10,451
10/18	$10,395	$10,701	$10,431
11/18	$10,436	$10,819	$10,514
12/18	$10,498	$10,949	$10,612
1/19	$10,560	$11,032	$10,700
2/19	$10,611	$11,091	$10,747
3/19	$10,670	$11,266	$10,829
4/19	$10,701	$11,309	$10,838
5/19	$10,783	$11,464	$10,948
6/19	$10,812	$11,507	$10,996
7/19	$10,862	$11,599	$11,074
8/19	$10,944	$11,782	$11,151
9/19	$10,908	$11,688	$11,070
10/19	$10,937	$11,709	$11,110
11/19	$10,954	$11,738	$11,135
12/19	$10,976	$11,774	$11,167
1/20	$11,077	$11,986	$11,298
2/20	$11,180	$12,140	$11,369
3/20	$10,702	$11,700	$11,099
4/20	$10,523	$11,553	$11,078
5/20	$10,690	$11,920	$11,352
6/20	$10,867	$12,019	$11,397
7/20	$11,001	$12,221	$11,520
8/20	$11,025	$12,164	$11,503
9/20	$11,039	$12,166	$11,516
10/20	$11,031	$12,130	$11,492
11/20	$11,133	$12,313	$11,570
12/20	$11,215	$12,388	$11,610
1/21	$11,315	$12,467	$11,650
2/21	$11,252	$12,269	$11,543
3/21	$11,286	$12,344	$11,586
4/21	$11,342	$12,448	$11,635
5/21	$11,363	$12,485	$11,640
6/21	$11,396	$12,519	$11,646
7/21	$11,461	$12,623	$11,713
8/21	$11,448	$12,577	$11,701
9/21	$11,381	$12,486	$11,648
10/21	$11,357	$12,449	$11,618
11/21	$11,411	$12,555	$11,646
12/21	$11,410	$12,576	$11,660
1/22	$11,231	$12,231	$11,414
2/22	$11,164	$12,188	$11,381
3/22	$10,964	$11,793	$11,137
4/22	$10,810	$11,466	$10,964
5/22	$10,879	$11,637	$11,114
6/22	$10,816	$11,446	$11,073
7/22	$10,942	$11,749	$11,266
8/22	$10,824	$11,491	$11,098
9/22	$10,641	$11,050	$10,824
10/22	$10,615	$10,958	$10,801
11/22	$10,803	$11,471	$11,089
12/22	$10,825	$11,504	$11,134
1/23	$10,982	$11,834	$11,342
2/23	$10,870	$11,566	$11,146
3/23	$10,984	$11,823	$11,339
4/23	$10,984	$11,796	$11,296
5/23	$10,952	$11,694	$11,204
6/23	$11,000	$11,811	$11,277
7/23	$11,038	$11,858	$11,313
8/23	$10,972	$11,687	$11,238
9/23	$10,884	$11,344	$11,057
10/23	$10,854	$11,248	$11,041
11/23	$11,158	$11,962	$11,444
12/23	$11,290	$12,240	$11,615
1/24	$11,318	$12,177	$11,579
2/24	$11,347	$12,193	$11,588
3/24	$11,375	$12,193	$11,573
4/24	$11,334	$12,042	$11,483
5/24	$11,350	$12,006	$11,417
6/24	$11,461	$12,190	$11,537
7/24	$11,560	$12,301	$11,644
8/24	$11,660	$12,398	$11,772
9/24	$11,749	$12,521	$11,851
10/24	$11,672	$12,338	$11,729
11/24	$11,773	$12,552	$11,830
12/24	$11,731	$12,369	$11,747
1/25	$11,785	$12,431	$11,825
2/25	$11,887	$12,554	$11,926
3/25	$11,781	$12,341	$11,842

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class A	3.59%	1.94%	1.99%
Class A with 3.25% Maximum Sales Charge	0.20%	1.28%	1.65%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$738,879,946
# of Portfolio Holdings	420
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,900,594

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.6%
Lease Rev./Cert. of Participation	3.6%
Water and Sewer	4.3%
Senior Living/Life Care	5.3%
Special Tax Revenue	5.7%
Other Revenue	7.0%
Hospital	7.5%
Industrial Development Revenue	8.9%
Education	9.0%
Housing	10.8%
Transportation	12.8%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
B	0.1%
BB	7.7%
BBB	7.6%
A	25.4%
AA	36.7%
AAA	15.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EXMAX-TSR-AR

Eaton Vance Short Duration Municipal Opportunities Fund

Class C EZMAX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.42%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Out-of-Index allocations to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — helped Index-relative returns, as interest rates generally rose and bond prices declined during the period

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Index-relative performance during a period when longer-maturity bonds generally underperformed shorter-maturity bonds

↓ Security selections in Texas bonds detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,964	$9,948	$9,982
5/15	$9,917	$9,920	$9,952
6/15	$9,880	$9,911	$9,961
7/15	$9,927	$9,983	$10,007
8/15	$9,932	$10,002	$10,021
9/15	$10,021	$10,075	$10,079
10/15	$10,047	$10,115	$10,118
11/15	$10,053	$10,155	$10,118
12/15	$10,089	$10,226	$10,143
1/16	$10,210	$10,349	$10,244
2/16	$10,226	$10,365	$10,272
3/16	$10,220	$10,398	$10,255
4/16	$10,267	$10,474	$10,303
5/16	$10,251	$10,502	$10,294
6/16	$10,362	$10,669	$10,380
7/16	$10,377	$10,676	$10,406
8/16	$10,382	$10,690	$10,400
9/16	$10,345	$10,637	$10,368
10/16	$10,275	$10,525	$10,321
11/16	$9,987	$10,133	$10,069
12/16	$10,012	$10,252	$10,128
1/17	$10,068	$10,319	$10,207
2/17	$10,135	$10,391	$10,275
3/17	$10,146	$10,414	$10,283
4/17	$10,211	$10,489	$10,344
5/17	$10,320	$10,656	$10,443
6/17	$10,289	$10,617	$10,408
7/17	$10,354	$10,703	$10,474
8/17	$10,431	$10,785	$10,530
9/17	$10,431	$10,730	$10,475
10/17	$10,389	$10,756	$10,479
11/17	$10,367	$10,699	$10,380
12/17	$10,400	$10,810	$10,435
1/18	$10,400	$10,683	$10,394
2/18	$10,392	$10,651	$10,374
3/18	$10,414	$10,691	$10,377
4/18	$10,394	$10,652	$10,347
5/18	$10,462	$10,774	$10,431
6/18	$10,488	$10,784	$10,460
7/18	$10,513	$10,810	$10,497
8/18	$10,526	$10,837	$10,501
9/18	$10,495	$10,767	$10,451
10/18	$10,453	$10,701	$10,431
11/18	$10,489	$10,819	$10,514
12/18	$10,547	$10,949	$10,612
1/19	$10,604	$11,032	$10,700
2/19	$10,639	$11,091	$10,747
3/19	$10,705	$11,266	$10,829
4/19	$10,718	$11,309	$10,838
5/19	$10,797	$11,464	$10,948
6/19	$10,831	$11,507	$10,996
7/19	$10,864	$11,599	$11,074
8/19	$10,931	$11,782	$11,151
9/19	$10,897	$11,688	$11,070
10/19	$10,919	$11,709	$11,110
11/19	$10,929	$11,738	$11,135
12/19	$10,945	$11,774	$11,167
1/20	$11,043	$11,986	$11,298
2/20	$11,131	$12,140	$11,369
3/20	$10,648	$11,700	$11,099
4/20	$10,467	$11,553	$11,078
5/20	$10,621	$11,920	$11,352
6/20	$10,798	$12,019	$11,397
7/20	$10,918	$12,221	$11,520
8/20	$10,936	$12,164	$11,503
9/20	$10,943	$12,166	$11,516
10/20	$10,938	$12,130	$11,492
11/20	$11,025	$12,313	$11,570
12/20	$11,090	$12,388	$11,610
1/21	$11,198	$12,467	$11,650
2/21	$11,126	$12,269	$11,543
3/21	$11,153	$12,344	$11,586
4/21	$11,192	$12,448	$11,635
5/21	$11,218	$12,485	$11,640
6/21	$11,244	$12,519	$11,646
7/21	$11,292	$12,623	$11,713
8/21	$11,272	$12,577	$11,701
9/21	$11,206	$12,486	$11,648
10/21	$11,174	$12,449	$11,618
11/21	$11,211	$12,555	$11,646
12/21	$11,203	$12,576	$11,660
1/22	$11,023	$12,231	$11,414
2/22	$10,959	$12,188	$11,381
3/22	$10,758	$11,793	$11,137
4/22	$10,593	$11,466	$10,964
5/22	$10,656	$11,637	$11,114
6/22	$10,585	$11,446	$11,073
7/22	$10,706	$11,749	$11,266
8/22	$10,579	$11,491	$11,098
9/22	$10,395	$11,050	$10,824
10/22	$10,361	$10,958	$10,801
11/22	$10,546	$11,471	$11,089
12/22	$10,561	$11,504	$11,134
1/23	$10,701	$11,834	$11,342
2/23	$10,580	$11,566	$11,146
3/23	$10,688	$11,823	$11,339
4/23	$10,693	$11,796	$11,296
5/23	$10,640	$11,694	$11,204
6/23	$10,693	$11,811	$11,277
7/23	$10,712	$11,858	$11,313
8/23	$10,649	$11,687	$11,238
9/23	$10,553	$11,344	$11,057
10/23	$10,514	$11,248	$11,041
11/23	$10,803	$11,962	$11,444
12/23	$10,928	$12,240	$11,615
1/24	$10,948	$12,177	$11,579
2/24	$10,969	$12,193	$11,588
3/24	$10,990	$12,193	$11,573
4/24	$10,952	$12,042	$11,483
5/24	$10,948	$12,006	$11,417
6/24	$11,052	$12,190	$11,537
7/24	$11,143	$12,301	$11,644
8/24	$11,235	$12,398	$11,772
9/24	$11,304	$12,521	$11,851
10/24	$11,219	$12,338	$11,729
11/24	$11,324	$12,552	$11,830
12/24	$11,261	$12,369	$11,747
1/25	$11,307	$12,431	$11,825
2/25	$11,401	$12,554	$11,926
3/25	$11,467	$12,341	$11,842

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.73%	1.18%	1.38%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.73%	1.18%	1.38%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$738,879,946
# of Portfolio Holdings	420
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,900,594

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.6%
Lease Rev./Cert. of Participation	3.6%
Water and Sewer	4.3%
Senior Living/Life Care	5.3%
Special Tax Revenue	5.7%
Other Revenue	7.0%
Hospital	7.5%
Industrial Development Revenue	8.9%
Education	9.0%
Housing	10.8%
Transportation	12.8%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
B	0.1%
BB	7.7%
BBB	7.6%
A	25.4%
AA	36.7%
AAA	15.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EZMAX-TSR-AR

Eaton Vance Short Duration Municipal Opportunities Fund

Class I EMAIX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance Short Duration Municipal Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↑ Out-of-Index allocations to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — helped Index-relative returns, as interest rates generally rose and bond prices declined during the period

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Index-relative performance during a period when longer-maturity bonds generally underperformed shorter-maturity bonds

↓ Security selections in Texas bonds detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$997,321	$994,753	$998,188
5/15	$992,645	$992,005	$995,246
6/15	$990,949	$991,101	$996,104
7/15	$996,235	$998,280	$1,000,738
8/15	$996,515	$1,000,240	$1,002,108
9/15	$1,005,950	$1,007,486	$1,007,907
10/15	$1,010,273	$1,011,492	$1,011,782
11/15	$1,010,580	$1,015,513	$1,011,765
12/15	$1,015,971	$1,022,648	$1,014,305
1/16	$1,029,482	$1,034,850	$1,024,396
2/16	$1,030,817	$1,036,478	$1,027,157
3/16	$1,031,050	$1,039,761	$1,025,542
4/16	$1,036,469	$1,047,406	$1,030,292
5/16	$1,035,713	$1,050,239	$1,029,354
6/16	$1,048,359	$1,066,947	$1,038,021
7/16	$1,050,700	$1,067,598	$1,040,561
8/16	$1,051,016	$1,069,039	$1,039,973
9/16	$1,048,238	$1,063,703	$1,036,845
10/16	$1,043,328	$1,052,544	$1,032,107
11/16	$1,013,963	$1,013,289	$1,006,913
12/16	$1,017,210	$1,025,185	$1,012,814
1/17	$1,023,519	$1,031,943	$1,020,738
2/17	$1,031,825	$1,039,109	$1,027,452
3/17	$1,033,769	$1,041,365	$1,028,301
4/17	$1,040,872	$1,048,921	$1,034,406
5/17	$1,053,406	$1,065,568	$1,044,301
6/17	$1,050,153	$1,061,747	$1,040,781
7/17	$1,057,412	$1,070,337	$1,047,422
8/17	$1,066,822	$1,078,482	$1,053,006
9/17	$1,066,642	$1,072,999	$1,047,538
10/17	$1,063,337	$1,075,618	$1,047,897
11/17	$1,062,052	$1,069,859	$1,038,041
12/17	$1,067,209	$1,081,041	$1,043,549
1/18	$1,067,054	$1,068,314	$1,039,403
2/18	$1,067,016	$1,065,122	$1,037,368
3/18	$1,070,078	$1,069,053	$1,037,727
4/18	$1,070,069	$1,065,238	$1,034,737
5/18	$1,077,657	$1,077,436	$1,043,093
6/18	$1,079,976	$1,078,356	$1,045,986
7/18	$1,083,266	$1,080,972	$1,049,670
8/18	$1,086,537	$1,083,748	$1,050,071
9/18	$1,083,267	$1,076,732	$1,045,069
10/18	$1,080,016	$1,070,102	$1,043,079
11/18	$1,085,551	$1,081,946	$1,051,420
12/18	$1,092,154	$1,094,900	$1,061,180
1/19	$1,098,701	$1,103,177	$1,070,000
2/19	$1,103,055	$1,109,084	$1,074,698
3/19	$1,110,479	$1,126,616	$1,082,852
4/19	$1,112,657	$1,130,850	$1,083,787
5/19	$1,121,352	$1,146,440	$1,094,777
6/19	$1,125,657	$1,150,673	$1,099,559
7/19	$1,130,940	$1,159,947	$1,107,395
8/19	$1,138,487	$1,178,243	$1,115,108
9/19	$1,136,058	$1,168,798	$1,106,955
10/19	$1,138,025	$1,170,893	$1,111,024
11/19	$1,139,915	$1,173,821	$1,113,515
12/19	$1,142,401	$1,177,405	$1,116,718
1/20	$1,154,230	$1,198,559	$1,129,787
2/20	$1,163,902	$1,214,015	$1,136,850
3/20	$1,114,250	$1,169,979	$1,109,920
4/20	$1,095,831	$1,155,296	$1,107,763
5/20	$1,113,304	$1,192,047	$1,135,194
6/20	$1,133,044	$1,201,858	$1,139,672
7/20	$1,145,964	$1,222,100	$1,151,951
8/20	$1,148,661	$1,216,366	$1,150,340
9/20	$1,151,383	$1,216,624	$1,151,564
10/20	$1,150,681	$1,212,970	$1,149,229
11/20	$1,161,465	$1,231,274	$1,157,012
12/20	$1,169,001	$1,238,775	$1,161,046
1/21	$1,180,765	$1,246,669	$1,165,034
2/21	$1,174,338	$1,226,861	$1,154,324
3/21	$1,178,002	$1,234,427	$1,158,621
4/21	$1,182,826	$1,244,781	$1,163,484
5/21	$1,186,388	$1,248,495	$1,164,020
6/21	$1,189,951	$1,251,923	$1,164,569
7/21	$1,195,720	$1,262,306	$1,171,269
8/21	$1,194,561	$1,257,674	$1,170,141
9/21	$1,188,829	$1,248,597	$1,164,819
10/21	$1,185,366	$1,244,947	$1,161,757
11/21	$1,191,165	$1,255,545	$1,164,598
12/21	$1,191,204	$1,257,570	$1,166,015
1/22	$1,172,683	$1,223,147	$1,141,448
2/22	$1,166,988	$1,218,765	$1,138,063
3/22	$1,146,204	$1,179,256	$1,113,676
4/22	$1,130,253	$1,146,639	$1,096,438
5/22	$1,136,419	$1,163,672	$1,111,385
6/22	$1,130,006	$1,144,613	$1,107,332
7/22	$1,144,469	$1,174,856	$1,126,556
8/22	$1,132,346	$1,149,107	$1,109,768
9/22	$1,113,284	$1,105,003	$1,082,369
10/22	$1,110,702	$1,095,814	$1,080,116
11/22	$1,130,565	$1,147,069	$1,108,870
12/22	$1,132,979	$1,150,353	$1,113,382
1/23	$1,149,535	$1,183,397	$1,134,157
2/23	$1,136,789	$1,156,638	$1,114,573
3/23	$1,149,986	$1,182,301	$1,133,877
4/23	$1,150,218	$1,179,600	$1,129,597
5/23	$1,145,747	$1,169,378	$1,120,381
6/23	$1,152,105	$1,181,092	$1,127,719
7/23	$1,155,029	$1,185,764	$1,131,294
8/23	$1,149,548	$1,168,694	$1,123,834
9/23	$1,140,487	$1,134,441	$1,105,731
10/23	$1,136,295	$1,124,787	$1,104,055
11/23	$1,168,261	$1,196,190	$1,144,418
12/23	$1,183,430	$1,223,991	$1,161,525
1/24	$1,186,526	$1,217,740	$1,157,948
2/24	$1,188,456	$1,219,304	$1,158,774
3/24	$1,191,564	$1,219,266	$1,157,334
4/24	$1,188,595	$1,204,165	$1,148,343
5/24	$1,189,255	$1,200,633	$1,141,737
6/24	$1,202,204	$1,219,036	$1,153,732
7/24	$1,212,755	$1,230,147	$1,164,377
8/24	$1,223,395	$1,239,849	$1,177,244
9/24	$1,232,843	$1,252,103	$1,185,149
10/24	$1,223,682	$1,233,846	$1,172,929
11/24	$1,235,644	$1,255,160	$1,182,976
12/24	$1,230,185	$1,236,886	$1,174,715
1/25	$1,236,004	$1,243,085	$1,182,507
2/25	$1,246,827	$1,255,411	$1,192,623
3/25	$1,236,244	$1,234,135	$1,184,181

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	3.75%	2.10%	2.14%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Performance prior to November 14, 2016 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$738,879,946
# of Portfolio Holdings	420
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$2,900,594

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.6%
Lease Rev./Cert. of Participation	3.6%
Water and Sewer	4.3%
Senior Living/Life Care	5.3%
Special Tax Revenue	5.7%
Other Revenue	7.0%
Hospital	7.5%
Industrial Development Revenue	8.9%
Education	9.0%
Housing	10.8%
Transportation	12.8%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
B	0.1%
BB	7.7%
BBB	7.6%
A	25.4%
AA	36.7%
AAA	15.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EMAIX-TSR-AR

Eaton Vance National Limited Maturity Municipal Income Fund

Class A EXNAX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.70%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in local general obligation bonds detracted from Fund performance versus the Index during the period

↓ Security selections in bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,651	$9,948	$9,982
5/15	$9,618	$9,920	$9,952
6/15	$9,604	$9,911	$9,961
7/15	$9,647	$9,983	$10,007
8/15	$9,661	$10,002	$10,021
9/15	$9,734	$10,075	$10,079
10/15	$9,767	$10,115	$10,118
11/15	$9,783	$10,155	$10,118
12/15	$9,816	$10,226	$10,143
1/16	$9,927	$10,349	$10,244
2/16	$9,941	$10,365	$10,272
3/16	$9,945	$10,398	$10,255
4/16	$10,007	$10,474	$10,303
5/16	$10,001	$10,502	$10,294
6/16	$10,113	$10,669	$10,380
7/16	$10,127	$10,676	$10,406
8/16	$10,120	$10,690	$10,400
9/16	$10,084	$10,637	$10,368
10/16	$10,017	$10,525	$10,321
11/16	$9,713	$10,133	$10,069
12/16	$9,766	$10,252	$10,128
1/17	$9,829	$10,319	$10,207
2/17	$9,893	$10,391	$10,275
3/17	$9,916	$10,414	$10,283
4/17	$9,990	$10,489	$10,344
5/17	$10,104	$10,656	$10,443
6/17	$10,067	$10,617	$10,408
7/17	$10,140	$10,703	$10,474
8/17	$10,204	$10,785	$10,530
9/17	$10,157	$10,730	$10,475
10/17	$10,159	$10,756	$10,479
11/17	$10,080	$10,699	$10,380
12/17	$10,134	$10,810	$10,435
1/18	$10,085	$10,683	$10,394
2/18	$10,068	$10,651	$10,374
3/18	$10,070	$10,691	$10,377
4/18	$10,041	$10,652	$10,347
5/18	$10,116	$10,774	$10,431
6/18	$10,139	$10,784	$10,460
7/18	$10,163	$10,810	$10,497
8/18	$10,165	$10,837	$10,501
9/18	$10,127	$10,767	$10,451
10/18	$10,087	$10,701	$10,431
11/18	$10,153	$10,819	$10,514
12/18	$10,230	$10,949	$10,612
1/19	$10,307	$11,032	$10,700
2/19	$10,353	$11,091	$10,747
3/19	$10,418	$11,266	$10,829
4/19	$10,431	$11,309	$10,838
5/19	$10,518	$11,464	$10,948
6/19	$10,563	$11,507	$10,996
7/19	$10,628	$11,599	$11,074
8/19	$10,715	$11,782	$11,151
9/19	$10,651	$11,688	$11,070
10/19	$10,673	$11,709	$11,110
11/19	$10,697	$11,738	$11,135
12/19	$10,721	$11,774	$11,167
1/20	$10,840	$11,986	$11,298
2/20	$10,928	$12,140	$11,369
3/20	$10,592	$11,700	$11,099
4/20	$10,484	$11,553	$11,078
5/20	$10,682	$11,920	$11,352
6/20	$10,802	$12,019	$11,397
7/20	$10,912	$12,221	$11,520
8/20	$10,912	$12,164	$11,503
9/20	$10,921	$12,166	$11,516
10/20	$10,919	$12,130	$11,492
11/20	$10,994	$12,313	$11,570
12/20	$11,068	$12,388	$11,610
1/21	$11,131	$12,467	$11,650
2/21	$11,049	$12,269	$11,543
3/21	$11,065	$12,344	$11,586
4/21	$11,103	$12,448	$11,635
5/21	$11,129	$12,485	$11,640
6/21	$11,145	$12,519	$11,646
7/21	$11,191	$12,623	$11,713
8/21	$11,171	$12,577	$11,701
9/21	$11,129	$12,486	$11,648
10/21	$11,097	$12,449	$11,618
11/21	$11,133	$12,555	$11,646
12/21	$11,135	$12,576	$11,660
1/22	$10,967	$12,231	$11,414
2/22	$10,925	$12,188	$11,381
3/22	$10,745	$11,793	$11,137
4/22	$10,613	$11,466	$10,964
5/22	$10,686	$11,637	$11,114
6/22	$10,646	$11,446	$11,073
7/22	$10,766	$11,749	$11,266
8/22	$10,636	$11,491	$11,098
9/22	$10,485	$11,050	$10,824
10/22	$10,463	$10,958	$10,801
11/22	$10,648	$11,471	$11,089
12/22	$10,672	$11,504	$11,134
1/23	$10,823	$11,834	$11,342
2/23	$10,698	$11,566	$11,146
3/23	$10,828	$11,823	$11,339
4/23	$10,819	$11,796	$11,296
5/23	$10,775	$11,694	$11,204
6/23	$10,825	$11,811	$11,277
7/23	$10,854	$11,858	$11,313
8/23	$10,822	$11,687	$11,238
9/23	$10,709	$11,344	$11,057
10/23	$10,679	$11,248	$11,041
11/23	$10,980	$11,962	$11,444
12/23	$11,104	$12,240	$11,615
1/24	$11,109	$12,177	$11,579
2/24	$11,139	$12,193	$11,588
3/24	$11,157	$12,193	$11,573
4/24	$11,116	$12,042	$11,483
5/24	$11,110	$12,006	$11,417
6/24	$11,215	$12,190	$11,537
7/24	$11,295	$12,301	$11,644
8/24	$11,374	$12,398	$11,772
9/24	$11,443	$12,521	$11,851
10/24	$11,364	$12,338	$11,729
11/24	$11,469	$12,552	$11,830
12/24	$11,414	$12,369	$11,747
1/25	$11,468	$12,431	$11,825
2/25	$11,546	$12,554	$11,926
3/25	$11,453	$12,341	$11,842

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	2.64%	1.57%	1.70%
Class A with 3.25% Maximum Sales Charge	(0.67)%	0.90%	1.36%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$531,643,312
# of Portfolio Holdings	228
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,033,830

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Electric Utilities	3.5%
Industrial Development Revenue	6.4%
Other Revenue	6.6%
Water and Sewer	7.2%
Hospital	7.7%
Housing	8.9%
Education	9.3%
Special Tax Revenue	11.5%
General Obligations	15.1%
Transportation	17.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	0.6%
BB	2.1%
BBB	2.7%
A	22.6%
AA	52.3%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EXNAX-TSR-AR

Eaton Vance National Limited Maturity Municipal Income Fund

Class C EZNAX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.45%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in local general obligation bonds detracted from Fund performance versus the Index during the period

↓ Security selections in bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,977	$9,948	$9,982
5/15	$9,921	$9,920	$9,952
6/15	$9,908	$9,911	$9,961
7/15	$9,948	$9,983	$10,007
8/15	$9,955	$10,002	$10,021
9/15	$10,017	$10,075	$10,079
10/15	$10,046	$10,115	$10,118
11/15	$10,055	$10,155	$10,118
12/15	$10,083	$10,226	$10,143
1/16	$10,197	$10,349	$10,244
2/16	$10,205	$10,365	$10,272
3/16	$10,201	$10,398	$10,255
4/16	$10,251	$10,474	$10,303
5/16	$10,246	$10,502	$10,294
6/16	$10,350	$10,669	$10,380
7/16	$10,357	$10,676	$10,406
8/16	$10,352	$10,690	$10,400
9/16	$10,305	$10,637	$10,368
10/16	$10,235	$10,525	$10,321
11/16	$9,918	$10,133	$10,069
12/16	$9,968	$10,252	$10,128
1/17	$10,028	$10,319	$10,207
2/17	$10,079	$10,391	$10,275
3/17	$10,096	$10,414	$10,283
4/17	$10,169	$10,489	$10,344
5/17	$10,273	$10,656	$10,443
6/17	$10,236	$10,617	$10,408
7/17	$10,297	$10,703	$10,474
8/17	$10,358	$10,785	$10,530
9/17	$10,299	$10,730	$10,475
10/17	$10,293	$10,756	$10,479
11/17	$10,210	$10,699	$10,380
12/17	$10,249	$10,810	$10,435
1/18	$10,200	$10,683	$10,394
2/18	$10,174	$10,651	$10,374
3/18	$10,168	$10,691	$10,377
4/18	$10,141	$10,652	$10,347
5/18	$10,202	$10,774	$10,431
6/18	$10,219	$10,784	$10,460
7/18	$10,248	$10,810	$10,497
8/18	$10,242	$10,837	$10,501
9/18	$10,193	$10,767	$10,451
10/18	$10,154	$10,701	$10,431
11/18	$10,205	$10,819	$10,514
12/18	$10,279	$10,949	$10,612
1/19	$10,353	$11,032	$10,700
2/19	$10,383	$11,091	$10,747
3/19	$10,445	$11,266	$10,829
4/19	$10,451	$11,309	$10,838
5/19	$10,536	$11,464	$10,948
6/19	$10,575	$11,507	$10,996
7/19	$10,637	$11,599	$11,074
8/19	$10,709	$11,782	$11,151
9/19	$10,645	$11,688	$11,070
10/19	$10,661	$11,709	$11,110
11/19	$10,677	$11,738	$11,135
12/19	$10,694	$11,774	$11,167
1/20	$10,802	$11,986	$11,298
2/20	$10,887	$12,140	$11,369
3/20	$10,545	$11,700	$11,099
4/20	$10,434	$11,553	$11,078
5/20	$10,624	$11,920	$11,352
6/20	$10,732	$12,019	$11,397
7/20	$10,840	$12,221	$11,520
8/20	$10,831	$12,164	$11,503
9/20	$10,834	$12,166	$11,516
10/20	$10,823	$12,130	$11,492
11/20	$10,894	$12,313	$11,570
12/20	$10,953	$12,388	$11,610
1/21	$11,011	$12,467	$11,650
2/21	$10,928	$12,269	$11,543
3/21	$10,925	$12,344	$11,586
4/21	$10,970	$12,448	$11,635
5/21	$10,989	$12,485	$11,640
6/21	$10,986	$12,519	$11,646
7/21	$11,039	$12,623	$11,713
8/21	$11,010	$12,577	$11,701
9/21	$10,958	$12,486	$11,648
10/21	$10,928	$12,449	$11,618
11/21	$10,947	$12,555	$11,646
12/21	$10,941	$12,576	$11,660
1/22	$10,768	$12,231	$11,414
2/22	$10,717	$12,188	$11,381
3/22	$10,546	$11,793	$11,137
4/22	$10,400	$11,466	$10,964
5/22	$10,468	$11,637	$11,114
6/22	$10,419	$11,446	$11,073
7/22	$10,536	$11,749	$11,266
8/22	$10,405	$11,491	$11,098
9/22	$10,240	$11,050	$10,824
10/22	$10,222	$10,958	$10,801
11/22	$10,394	$11,471	$11,089
12/22	$10,411	$11,504	$11,134
1/23	$10,548	$11,834	$11,342
2/23	$10,422	$11,566	$11,146
3/23	$10,537	$11,823	$11,339
4/23	$10,519	$11,796	$11,296
5/23	$10,477	$11,694	$11,204
6/23	$10,521	$11,811	$11,277
7/23	$10,542	$11,858	$11,313
8/23	$10,501	$11,687	$11,238
9/23	$10,388	$11,344	$11,057
10/23	$10,360	$11,248	$11,041
11/23	$10,626	$11,962	$11,444
12/23	$10,746	$12,240	$11,615
1/24	$10,755	$12,177	$11,579
2/24	$10,766	$12,193	$11,588
3/24	$10,775	$12,193	$11,573
4/24	$10,736	$12,042	$11,483
5/24	$10,721	$12,006	$11,417
6/24	$10,821	$12,190	$11,537
7/24	$10,882	$12,301	$11,644
8/24	$10,954	$12,398	$11,772
9/24	$11,016	$12,521	$11,851
10/24	$10,939	$12,338	$11,729
11/24	$11,037	$12,552	$11,830
12/24	$10,972	$12,369	$11,747
1/25	$11,006	$12,431	$11,825
2/25	$11,078	$12,554	$11,926
3/25	$11,144	$12,341	$11,842

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	1.94%	0.82%	1.09%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	0.95%	0.82%	1.09%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$531,643,312
# of Portfolio Holdings	228
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,033,830

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Electric Utilities	3.5%
Industrial Development Revenue	6.4%
Other Revenue	6.6%
Water and Sewer	7.2%
Hospital	7.7%
Housing	8.9%
Education	9.3%
Special Tax Revenue	11.5%
General Obligations	15.1%
Transportation	17.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	0.6%
BB	2.1%
BBB	2.7%
A	22.6%
AA	52.3%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EZNAX-TSR-AR

Eaton Vance National Limited Maturity Municipal Income Fund

Class I EINAX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance National Limited Maturity Municipal Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments with virtually zero duration — contributed to Index-relative returns as interest rates generally rose and bond prices declined during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↓ An out-of-Index allocation to bonds with 12 years or more remaining to maturity detracted from Fund performance relative to the Index during the period

↓ Security selections in local general obligation bonds detracted from Fund performance versus the Index during the period

↓ Security selections in bonds with 4% coupon rates detracted from Fund performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$997,675	$994,753	$998,188
5/15	$993,326	$992,005	$995,246
6/15	$991,992	$991,101	$996,104
7/15	$997,545	$998,280	$1,000,738
8/15	$999,144	$1,000,240	$1,002,108
9/15	$1,005,797	$1,007,486	$1,007,907
10/15	$1,009,415	$1,011,492	$1,011,782
11/15	$1,011,125	$1,015,513	$1,011,765
12/15	$1,014,690	$1,022,648	$1,014,305
1/16	$1,027,284	$1,034,850	$1,024,396
2/16	$1,028,913	$1,036,478	$1,027,157
3/16	$1,029,410	$1,039,761	$1,025,542
4/16	$1,034,963	$1,047,406	$1,030,292
5/16	$1,034,432	$1,050,239	$1,029,354
6/16	$1,046,140	$1,066,947	$1,038,021
7/16	$1,047,673	$1,067,598	$1,040,561
8/16	$1,048,148	$1,069,039	$1,039,973
9/16	$1,043,492	$1,063,703	$1,036,845
10/16	$1,036,747	$1,052,544	$1,032,107
11/16	$1,006,422	$1,013,289	$1,006,913
12/16	$1,012,076	$1,025,185	$1,012,814
1/17	$1,018,725	$1,031,943	$1,020,738
2/17	$1,025,467	$1,039,109	$1,027,452
3/17	$1,026,933	$1,041,365	$1,028,301
4/17	$1,034,730	$1,048,921	$1,034,406
5/17	$1,046,637	$1,065,568	$1,044,301
6/17	$1,043,936	$1,061,747	$1,040,781
7/17	$1,050,683	$1,070,337	$1,047,422
8/17	$1,057,416	$1,078,482	$1,053,006
9/17	$1,052,645	$1,072,999	$1,047,538
10/17	$1,053,022	$1,075,618	$1,047,897
11/17	$1,044,923	$1,069,859	$1,038,041
12/17	$1,050,632	$1,081,041	$1,043,549
1/18	$1,045,705	$1,068,314	$1,039,403
2/18	$1,044,021	$1,065,122	$1,037,368
3/18	$1,044,418	$1,069,053	$1,037,727
4/18	$1,041,580	$1,065,238	$1,034,737
5/18	$1,049,465	$1,077,436	$1,043,093
6/18	$1,051,998	$1,078,356	$1,045,986
7/18	$1,054,599	$1,080,972	$1,049,670
8/18	$1,054,972	$1,083,748	$1,050,071
9/18	$1,051,083	$1,076,732	$1,045,069
10/18	$1,048,221	$1,070,102	$1,043,079
11/18	$1,054,125	$1,081,946	$1,051,420
12/18	$1,062,198	$1,094,900	$1,061,180
1/19	$1,070,312	$1,103,177	$1,070,000
2/19	$1,075,195	$1,109,084	$1,074,698
3/19	$1,082,142	$1,126,616	$1,082,852
4/19	$1,083,629	$1,130,850	$1,083,787
5/19	$1,093,920	$1,146,440	$1,094,777
6/19	$1,098,658	$1,150,673	$1,099,559
7/19	$1,104,487	$1,159,947	$1,107,395
8/19	$1,113,622	$1,178,243	$1,115,108
9/19	$1,108,245	$1,168,798	$1,106,955
10/19	$1,110,719	$1,170,893	$1,111,024
11/19	$1,112,129	$1,173,821	$1,113,515
12/19	$1,114,759	$1,177,405	$1,116,718
1/20	$1,127,331	$1,198,559	$1,129,787
2/20	$1,136,615	$1,214,015	$1,136,850
3/20	$1,101,745	$1,169,979	$1,109,920
4/20	$1,091,789	$1,155,296	$1,107,763
5/20	$1,112,567	$1,192,047	$1,135,194
6/20	$1,124,089	$1,201,858	$1,139,672
7/20	$1,136,819	$1,222,100	$1,151,951
8/20	$1,135,748	$1,216,366	$1,150,340
9/20	$1,136,897	$1,216,624	$1,151,564
10/20	$1,136,798	$1,212,970	$1,149,229
11/20	$1,144,761	$1,231,274	$1,157,012
12/20	$1,152,655	$1,238,775	$1,161,046
1/21	$1,159,306	$1,246,669	$1,165,034
2/21	$1,150,894	$1,226,861	$1,154,324
3/21	$1,152,706	$1,234,427	$1,158,621
4/21	$1,157,992	$1,244,781	$1,163,484
5/21	$1,159,723	$1,248,495	$1,164,020
6/21	$1,161,433	$1,251,923	$1,164,569
7/21	$1,167,618	$1,262,306	$1,171,269
8/21	$1,165,683	$1,257,674	$1,170,141
9/21	$1,160,280	$1,248,597	$1,164,819
10/21	$1,158,284	$1,244,947	$1,161,757
11/21	$1,162,174	$1,255,545	$1,164,598
12/21	$1,161,332	$1,257,570	$1,166,015
1/22	$1,143,915	$1,223,147	$1,141,448
2/22	$1,139,655	$1,218,765	$1,138,063
3/22	$1,122,291	$1,179,256	$1,113,676
4/22	$1,107,452	$1,146,639	$1,096,438
5/22	$1,115,146	$1,163,672	$1,111,385
6/22	$1,111,138	$1,144,613	$1,107,332
7/22	$1,123,773	$1,174,856	$1,126,556
8/22	$1,111,546	$1,149,107	$1,109,768
9/22	$1,094,763	$1,105,003	$1,082,369
10/22	$1,093,833	$1,095,814	$1,080,116
11/22	$1,112,047	$1,147,069	$1,108,870
12/22	$1,114,750	$1,150,353	$1,113,382
1/23	$1,130,620	$1,183,397	$1,134,157
2/23	$1,118,942	$1,156,638	$1,114,573
3/23	$1,131,456	$1,182,301	$1,133,877
4/23	$1,130,631	$1,179,600	$1,129,597
5/23	$1,127,367	$1,169,378	$1,120,381
6/23	$1,132,775	$1,181,092	$1,127,719
7/23	$1,134,657	$1,185,764	$1,131,294
8/23	$1,132,732	$1,168,694	$1,123,834
9/23	$1,121,060	$1,134,441	$1,105,731
10/23	$1,118,019	$1,124,787	$1,104,055
11/23	$1,148,401	$1,196,190	$1,144,418
12/23	$1,161,584	$1,223,991	$1,161,525
1/24	$1,163,525	$1,217,740	$1,157,948
2/24	$1,165,543	$1,219,304	$1,158,774
3/24	$1,167,569	$1,219,266	$1,157,334
4/24	$1,164,618	$1,204,165	$1,148,343
5/24	$1,164,144	$1,200,633	$1,141,737
6/24	$1,174,054	$1,219,036	$1,153,732
7/24	$1,182,562	$1,230,147	$1,164,377
8/24	$1,192,312	$1,239,849	$1,177,244
9/24	$1,199,658	$1,252,103	$1,185,149
10/24	$1,191,568	$1,233,846	$1,172,929
11/24	$1,202,660	$1,255,160	$1,182,976
12/24	$1,195,785	$1,236,886	$1,174,715
1/25	$1,201,541	$1,243,085	$1,182,507
2/25	$1,211,187	$1,255,411	$1,192,623
3/25	$1,201,497	$1,234,135	$1,184,181

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	2.90%	1.75%	1.85%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	2.32%	1.30%	1.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$531,643,312
# of Portfolio Holdings	228
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$2,033,830

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.2%
Electric Utilities	3.5%
Industrial Development Revenue	6.4%
Other Revenue	6.6%
Water and Sewer	7.2%
Hospital	7.7%
Housing	8.9%
Education	9.3%
Special Tax Revenue	11.5%
General Obligations	15.1%
Transportation	17.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.4%
B	0.6%
BB	2.1%
BBB	2.7%
A	22.6%
AA	52.3%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EINAX-TSR-AR

Eaton Vance National Ultra-Short Municipal Income Fund

Advisers Class EAMLX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$51	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selections and an underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance versus the Index during the period

↓ Security selections in the electric utilities sector detracted from Fund returns relative to the Index during the period

↑ An out-of-Index exposure to floating-rate notes — typically considered a defensive investment with virtually zero duration — contributed to performance relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight exposure to the industrial development revenue/pollution control revenue sector contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Advisers Class	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,994	$9,948	$10,000
5/15	$9,969	$9,920	$10,000
6/15	$9,953	$9,911	$10,000
7/15	$9,937	$9,983	$10,013
8/15	$9,941	$10,002	$10,030
9/15	$9,945	$10,075	$10,042
10/15	$9,949	$10,115	$10,052
11/15	$9,944	$10,155	$10,040
12/15	$9,938	$10,226	$10,038
1/16	$9,943	$10,349	$10,069
2/16	$9,948	$10,365	$10,085
3/16	$9,954	$10,398	$10,071
4/16	$9,972	$10,474	$10,082
5/16	$9,969	$10,502	$10,087
6/16	$9,996	$10,669	$10,104
7/16	$10,012	$10,676	$10,122
8/16	$9,997	$10,690	$10,107
9/16	$9,994	$10,637	$10,085
10/16	$10,010	$10,525	$10,092
11/16	$9,993	$10,133	$10,049
12/16	$9,998	$10,252	$10,068
1/17	$10,004	$10,319	$10,105
2/17	$10,019	$10,391	$10,138
3/17	$10,024	$10,414	$10,138
4/17	$10,031	$10,489	$10,154
5/17	$10,048	$10,656	$10,173
6/17	$10,054	$10,617	$10,165
7/17	$10,071	$10,703	$10,189
8/17	$10,078	$10,785	$10,212
9/17	$10,084	$10,730	$10,200
10/17	$10,102	$10,756	$10,201
11/17	$10,089	$10,699	$10,155
12/17	$10,108	$10,810	$10,161
1/18	$10,129	$10,683	$10,190
2/18	$10,147	$10,651	$10,207
3/18	$10,147	$10,691	$10,200
4/18	$10,159	$10,652	$10,190
5/18	$10,180	$10,774	$10,224
6/18	$10,191	$10,784	$10,260
7/18	$10,212	$10,810	$10,281
8/18	$10,214	$10,837	$10,278
9/18	$10,227	$10,767	$10,258
10/18	$10,230	$10,701	$10,267
11/18	$10,243	$10,819	$10,299
12/18	$10,258	$10,949	$10,338
1/19	$10,283	$11,032	$10,370
2/19	$10,297	$11,091	$10,394
3/19	$10,312	$11,266	$10,422
4/19	$10,317	$11,309	$10,430
5/19	$10,344	$11,464	$10,469
6/19	$10,359	$11,507	$10,501
7/19	$10,384	$11,599	$10,536
8/19	$10,387	$11,782	$10,550
9/19	$10,400	$11,688	$10,528
10/19	$10,423	$11,709	$10,559
11/19	$10,434	$11,738	$10,577
12/19	$10,445	$11,774	$10,593
1/20	$10,466	$11,986	$10,630
2/20	$10,476	$12,140	$10,651
3/20	$10,433	$11,700	$10,598
4/20	$10,313	$11,553	$10,623
5/20	$10,306	$11,920	$10,728
6/20	$10,373	$12,019	$10,728
7/20	$10,375	$12,221	$10,755
8/20	$10,399	$12,164	$10,756
9/20	$10,423	$12,166	$10,764
10/20	$10,426	$12,130	$10,756
11/20	$10,458	$12,313	$10,769
12/20	$10,470	$12,388	$10,779
1/21	$10,492	$12,467	$10,797
2/21	$10,502	$12,269	$10,793
3/21	$10,513	$12,344	$10,801
4/21	$10,513	$12,448	$10,808
5/21	$10,513	$12,485	$10,813
6/21	$10,513	$12,519	$10,812
7/21	$10,513	$12,623	$10,826
8/21	$10,513	$12,577	$10,823
9/21	$10,513	$12,486	$10,812
10/21	$10,513	$12,449	$10,810
11/21	$10,524	$12,555	$10,813
12/21	$10,513	$12,576	$10,812
1/22	$10,502	$12,231	$10,740
2/22	$10,492	$12,188	$10,727
3/22	$10,473	$11,793	$10,637
4/22	$10,445	$11,466	$10,595
5/22	$10,463	$11,637	$10,675
6/22	$10,461	$11,446	$10,678
7/22	$10,482	$11,749	$10,736
8/22	$10,454	$11,491	$10,651
9/22	$10,438	$11,050	$10,559
10/22	$10,443	$10,958	$10,573
11/22	$10,494	$11,471	$10,695
12/22	$10,505	$11,504	$10,689
1/23	$10,558	$11,834	$10,779
2/23	$10,549	$11,566	$10,688
3/23	$10,595	$11,823	$10,803
4/23	$10,598	$11,796	$10,771
5/23	$10,614	$11,694	$10,760
6/23	$10,653	$11,811	$10,811
7/23	$10,680	$11,858	$10,834
8/23	$10,709	$11,687	$10,846
9/23	$10,716	$11,344	$10,801
10/23	$10,734	$11,248	$10,831
11/23	$10,808	$11,962	$10,988
12/23	$10,860	$12,240	$11,052
1/24	$10,877	$12,177	$11,048
2/24	$10,907	$12,193	$11,065
3/24	$10,925	$12,193	$11,065
4/24	$10,934	$12,042	$11,066
5/24	$10,964	$12,006	$11,093
6/24	$11,017	$12,190	$11,156
7/24	$11,070	$12,301	$11,229
8/24	$11,126	$12,398	$11,302
9/24	$11,156	$12,521	$11,338
10/24	$11,152	$12,338	$11,310
11/24	$11,192	$12,552	$11,354
12/24	$11,198	$12,369	$11,351
1/25	$11,248	$12,431	$11,411
2/25	$11,288	$12,554	$11,459
3/25	$11,254	$12,341	$11,471

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Advisers Class	3.36%	1.57%	1.19%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg 1 Year Municipal Bond Index	3.67%	1.59%	1.38%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.
Footnote[2]	Advisers Class performance prior to 11/20/20 is linked to Class A. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$325,679,525
# of Portfolio Holdings	157
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$724,581

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.0%
Housing	4.1%
Special Tax Revenue	6.0%
Water and Sewer	6.5%
Other Revenue	10.8%
Transportation	11.0%
Industrial Development Revenue	11.6%
Hospital	15.8%
General Obligations	22.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.9%
BBB	6.4%
A	31.5%
AA	43.0%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EAMLX-TSR-AR

Eaton Vance National Ultra-Short Municipal Income Fund

Class A EXFLX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selections and an underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance versus the Index during the period

↓ Security selections in the electric utilities sector detracted from Fund returns relative to the Index during the period

↑ An out-of-Index exposure to floating-rate notes — typically considered a defensive investment with virtually zero duration — contributed to performance relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight exposure to the industrial development revenue/pollution control revenue sector contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/15	$10,000	$10,000	$10,000
4/15	$9,769	$9,948	$10,000
5/15	$9,744	$9,920	$10,000
6/15	$9,729	$9,911	$10,000
7/15	$9,713	$9,983	$10,013
8/15	$9,717	$10,002	$10,030
9/15	$9,721	$10,075	$10,042
10/15	$9,725	$10,115	$10,052
11/15	$9,720	$10,155	$10,040
12/15	$9,715	$10,226	$10,038
1/16	$9,719	$10,349	$10,069
2/16	$9,724	$10,365	$10,085
3/16	$9,730	$10,398	$10,071
4/16	$9,747	$10,474	$10,082
5/16	$9,744	$10,502	$10,087
6/16	$9,771	$10,669	$10,104
7/16	$9,786	$10,676	$10,122
8/16	$9,772	$10,690	$10,107
9/16	$9,769	$10,637	$10,085
10/16	$9,785	$10,525	$10,092
11/16	$9,769	$10,133	$10,049
12/16	$9,773	$10,252	$10,068
1/17	$9,779	$10,319	$10,105
2/17	$9,794	$10,391	$10,138
3/17	$9,799	$10,414	$10,138
4/17	$9,806	$10,489	$10,154
5/17	$9,822	$10,656	$10,173
6/17	$9,828	$10,617	$10,165
7/17	$9,845	$10,703	$10,189
8/17	$9,851	$10,785	$10,212
9/17	$9,858	$10,730	$10,200
10/17	$9,875	$10,756	$10,201
11/17	$9,862	$10,699	$10,155
12/17	$9,881	$10,810	$10,161
1/18	$9,901	$10,683	$10,190
2/18	$9,919	$10,651	$10,207
3/18	$9,918	$10,691	$10,200
4/18	$9,930	$10,652	$10,190
5/18	$9,951	$10,774	$10,224
6/18	$9,962	$10,784	$10,260
7/18	$9,983	$10,810	$10,281
8/18	$9,985	$10,837	$10,278
9/18	$9,997	$10,767	$10,258
10/18	$10,000	$10,701	$10,267
11/18	$10,013	$10,819	$10,299
12/18	$10,027	$10,949	$10,338
1/19	$10,040	$11,032	$10,370
2/19	$10,053	$11,091	$10,394
3/19	$10,066	$11,266	$10,422
4/19	$10,080	$11,309	$10,430
5/19	$10,094	$11,464	$10,469
6/19	$10,108	$11,507	$10,501
7/19	$10,131	$11,599	$10,536
8/19	$10,143	$11,782	$10,550
9/19	$10,154	$11,688	$10,528
10/19	$10,165	$11,709	$10,559
11/19	$10,174	$11,738	$10,577
12/19	$10,195	$11,774	$10,593
1/20	$10,204	$11,986	$10,630
2/20	$10,212	$12,140	$10,651
3/20	$10,178	$11,700	$10,598
4/20	$10,050	$11,553	$10,623
5/20	$10,052	$11,920	$10,728
6/20	$10,105	$12,019	$10,728
7/20	$10,107	$12,221	$10,755
8/20	$10,139	$12,164	$10,756
9/20	$10,161	$12,166	$10,764
10/20	$10,152	$12,130	$10,756
11/20	$10,174	$12,313	$10,769
12/20	$10,196	$12,388	$10,779
1/21	$10,208	$12,467	$10,797
2/21	$10,229	$12,269	$10,793
3/21	$10,230	$12,344	$10,801
4/21	$10,240	$12,448	$10,808
5/21	$10,240	$12,485	$10,813
6/21	$10,240	$12,519	$10,812
7/21	$10,240	$12,623	$10,826
8/21	$10,240	$12,577	$10,823
9/21	$10,240	$12,486	$10,812
10/21	$10,240	$12,449	$10,810
11/21	$10,240	$12,555	$10,813
12/21	$10,240	$12,576	$10,812
1/22	$10,230	$12,231	$10,740
2/22	$10,219	$12,188	$10,727
3/22	$10,198	$11,793	$10,637
4/22	$10,170	$11,466	$10,595
5/22	$10,187	$11,637	$10,675
6/22	$10,185	$11,446	$10,678
7/22	$10,206	$11,749	$10,736
8/22	$10,178	$11,491	$10,651
9/22	$10,162	$11,050	$10,559
10/22	$10,179	$10,958	$10,573
11/22	$10,228	$11,471	$10,695
12/22	$10,239	$11,504	$10,689
1/23	$10,280	$11,834	$10,779
2/23	$10,282	$11,566	$10,688
3/23	$10,316	$11,823	$10,803
4/23	$10,319	$11,796	$10,771
5/23	$10,334	$11,694	$10,760
6/23	$10,373	$11,811	$10,811
7/23	$10,399	$11,858	$10,834
8/23	$10,427	$11,687	$10,846
9/23	$10,435	$11,344	$10,801
10/23	$10,462	$11,248	$10,831
11/23	$10,535	$11,962	$10,988
12/23	$10,574	$12,240	$11,052
1/24	$10,602	$12,177	$11,048
2/24	$10,620	$12,193	$11,065
3/24	$10,638	$12,193	$11,065
4/24	$10,657	$12,042	$11,066
5/24	$10,687	$12,006	$11,093
6/24	$10,739	$12,190	$11,156
7/24	$10,790	$12,301	$11,229
8/24	$10,834	$12,398	$11,302
9/24	$10,874	$12,521	$11,338
10/24	$10,859	$12,338	$11,310
11/24	$10,909	$12,552	$11,354
12/24	$10,915	$12,369	$11,351
1/25	$10,952	$12,431	$11,411
2/25	$10,991	$12,554	$11,459
3/25	$11,005	$12,341	$11,471

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	3.47%	1.58%	1.19%
Class A with 2.25% Maximum Sales Charge	1.18%	1.11%	0.96%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg 1 Year Municipal Bond Index	3.67%	1.59%	1.38%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$325,679,525
# of Portfolio Holdings	157
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$724,581

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.0%
Housing	4.1%
Special Tax Revenue	6.0%
Water and Sewer	6.5%
Other Revenue	10.8%
Transportation	11.0%
Industrial Development Revenue	11.6%
Hospital	15.8%
General Obligations	22.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.9%
BBB	6.4%
A	31.5%
AA	43.0%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EXFLX-TSR-AR

Eaton Vance National Ultra-Short Municipal Income Fund

Class I EILMX

Annual Shareholder Report March 31, 2025

This annual shareholder report contains important information about the Eaton Vance National Ultra-Short Municipal Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1 Year Municipal Bond Index (the Index):

↓ Security selections and an underweight exposure to bonds with coupon rates below 4% ― not including zero coupon bonds ― detracted from Index-relative returns

↓ Security selections in AAA-rated bonds detracted from Fund performance versus the Index during the period

↓ Security selections in the electric utilities sector detracted from Fund returns relative to the Index during the period

↑ An out-of-Index exposure to floating-rate notes — typically considered a defensive investment with virtually zero duration — contributed to performance relative to the Index during the period

↑ An overweight exposure to bonds rated BBB and below contributed to Index-relative returns during a period when lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ An overweight exposure to the industrial development revenue/pollution control revenue sector contributed to Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index	Bloomberg 1 Year Municipal Bond Index
3/15	$1,000,000	$1,000,000	$1,000,000
4/15	$999,555	$994,753	$1,000,019
5/15	$997,115	$992,005	$999,984
6/15	$995,650	$991,101	$999,959
7/15	$994,176	$998,280	$1,001,324
8/15	$993,704	$1,000,240	$1,002,982
9/15	$994,246	$1,007,486	$1,004,209
10/15	$994,793	$1,011,492	$1,005,244
11/15	$995,355	$1,015,513	$1,003,987
12/15	$993,952	$1,022,648	$1,003,824
1/16	$995,560	$1,034,850	$1,006,907
2/16	$995,151	$1,036,478	$1,008,487
3/16	$995,862	$1,039,761	$1,007,066
4/16	$997,777	$1,047,406	$1,008,183
5/16	$997,637	$1,050,239	$1,008,692
6/16	$1,000,434	$1,066,947	$1,010,442
7/16	$1,002,171	$1,067,598	$1,012,210
8/16	$1,001,855	$1,069,039	$1,010,688
9/16	$1,000,643	$1,063,703	$1,008,531
10/16	$1,002,400	$1,052,544	$1,009,243
11/16	$1,000,861	$1,013,289	$1,004,859
12/16	$1,001,465	$1,025,185	$1,006,838
1/17	$1,003,180	$1,031,943	$1,010,502
2/17	$1,003,805	$1,039,109	$1,013,823
3/17	$1,004,462	$1,041,365	$1,013,810
4/17	$1,005,274	$1,048,921	$1,015,425
5/17	$1,007,095	$1,065,568	$1,017,323
6/17	$1,007,838	$1,061,747	$1,016,459
7/17	$1,009,691	$1,070,337	$1,018,901
8/17	$1,010,459	$1,078,482	$1,021,194
9/17	$1,012,277	$1,072,999	$1,019,976
10/17	$1,014,155	$1,075,618	$1,020,076
11/17	$1,011,915	$1,069,859	$1,015,475
12/17	$1,013,997	$1,081,041	$1,016,146
1/18	$1,017,228	$1,068,314	$1,018,975
2/18	$1,018,133	$1,065,122	$1,020,723
3/18	$1,018,230	$1,069,053	$1,019,965
4/18	$1,020,604	$1,065,238	$1,019,039
5/18	$1,021,887	$1,077,436	$1,022,402
6/18	$1,024,137	$1,078,356	$1,025,999
7/18	$1,025,345	$1,080,972	$1,028,133
8/18	$1,026,724	$1,083,748	$1,027,763
9/18	$1,027,045	$1,076,732	$1,025,793
10/18	$1,028,525	$1,070,102	$1,026,698
11/18	$1,030,028	$1,081,946	$1,029,923
12/18	$1,030,539	$1,094,900	$1,033,794
1/19	$1,033,064	$1,103,177	$1,037,009
2/19	$1,034,518	$1,109,084	$1,039,361
3/19	$1,035,993	$1,126,616	$1,042,204
4/19	$1,036,539	$1,130,850	$1,042,972
5/19	$1,039,160	$1,146,440	$1,046,856
6/19	$1,040,715	$1,150,673	$1,050,092
7/19	$1,043,197	$1,159,947	$1,053,553
8/19	$1,043,494	$1,178,243	$1,055,039
9/19	$1,044,798	$1,168,798	$1,052,826
10/19	$1,047,157	$1,170,893	$1,055,855
11/19	$1,048,241	$1,173,821	$1,057,688
12/19	$1,049,410	$1,177,405	$1,059,252
1/20	$1,051,522	$1,198,559	$1,062,984
2/20	$1,052,529	$1,214,015	$1,065,138
3/20	$1,048,126	$1,169,979	$1,059,833
4/20	$1,036,116	$1,155,296	$1,062,276
5/20	$1,035,388	$1,192,047	$1,072,774
6/20	$1,042,108	$1,201,858	$1,072,763
7/20	$1,042,383	$1,222,100	$1,075,452
8/20	$1,044,780	$1,216,366	$1,075,627
9/20	$1,047,178	$1,216,624	$1,076,432
10/20	$1,047,442	$1,212,970	$1,075,565
11/20	$1,049,831	$1,231,274	$1,076,912
12/20	$1,051,150	$1,238,775	$1,077,872
1/21	$1,053,545	$1,246,669	$1,079,653
2/21	$1,054,814	$1,226,861	$1,079,297
3/21	$1,056,060	$1,234,427	$1,080,078
4/21	$1,057,258	$1,244,781	$1,080,822
5/21	$1,057,353	$1,248,495	$1,081,254
6/21	$1,057,407	$1,251,923	$1,081,198
7/21	$1,057,450	$1,262,306	$1,082,553
8/21	$1,057,513	$1,257,674	$1,082,331
9/21	$1,057,595	$1,248,597	$1,081,206
10/21	$1,057,683	$1,244,947	$1,080,972
11/21	$1,057,746	$1,255,545	$1,081,285
12/21	$1,057,828	$1,257,570	$1,081,195
1/22	$1,056,883	$1,223,147	$1,074,043
2/22	$1,056,102	$1,218,765	$1,072,664
3/22	$1,053,284	$1,179,256	$1,063,739
4/22	$1,051,647	$1,146,639	$1,059,451
5/22	$1,053,546	$1,163,672	$1,067,519
6/22	$1,053,470	$1,144,613	$1,067,828
7/22	$1,054,608	$1,174,856	$1,073,590
8/22	$1,053,005	$1,149,107	$1,065,090
9/22	$1,051,446	$1,105,003	$1,055,920
10/22	$1,052,279	$1,095,814	$1,057,284
11/22	$1,057,468	$1,147,069	$1,069,470
12/22	$1,059,851	$1,150,353	$1,068,941
1/23	$1,064,231	$1,183,397	$1,077,913
2/23	$1,064,515	$1,156,638	$1,068,801
3/23	$1,068,202	$1,182,301	$1,080,276
4/23	$1,068,639	$1,179,600	$1,077,147
5/23	$1,070,351	$1,169,378	$1,075,973
6/23	$1,074,447	$1,181,092	$1,081,096
7/23	$1,077,334	$1,185,764	$1,083,421
8/23	$1,080,402	$1,168,694	$1,084,594
9/23	$1,081,264	$1,134,441	$1,080,121
10/23	$1,084,309	$1,124,787	$1,083,095
11/23	$1,090,783	$1,196,190	$1,098,784
12/23	$1,096,161	$1,223,991	$1,105,203
1/24	$1,098,082	$1,217,740	$1,104,840
2/24	$1,101,176	$1,219,304	$1,106,543
3/24	$1,103,195	$1,219,266	$1,106,466
4/24	$1,105,299	$1,204,165	$1,106,602
5/24	$1,107,346	$1,200,633	$1,109,279
6/24	$1,112,888	$1,219,036	$1,115,550
7/24	$1,118,386	$1,230,147	$1,122,886
8/24	$1,124,155	$1,239,849	$1,130,246
9/24	$1,127,347	$1,252,103	$1,133,799
10/24	$1,127,036	$1,233,846	$1,130,966
11/24	$1,131,255	$1,255,160	$1,135,412
12/24	$1,131,983	$1,236,886	$1,135,141
1/25	$1,137,187	$1,243,085	$1,141,094
2/25	$1,141,321	$1,255,411	$1,145,884
3/25	$1,142,002	$1,234,135	$1,147,086

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	3.52%	1.73%	1.34%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.12%
Bloomberg 1 Year Municipal Bond Index	3.67%	1.59%	1.38%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg Municipal Bond Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$325,679,525
# of Portfolio Holdings	157
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$724,581

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.0%
Housing	4.1%
Special Tax Revenue	6.0%
Water and Sewer	6.5%
Other Revenue	10.8%
Transportation	11.0%
Industrial Development Revenue	11.6%
Hospital	15.8%
General Obligations	22.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.4%
BB	2.9%
BBB	6.4%
A	31.5%
AA	43.0%
AAA	12.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report March 31, 2025

EILMX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Municipal Opportunities Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended March 31, 2024 and March 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance National Ultra-Short Municipal Income Fund

Fiscal Years Ended	03/31/24	03/31/25
Audit Fees	$44,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$44,400	$58,400

Eaton Vance Short Duration Municipal Opportunities Fund

Fiscal Years Ended	03/31/24	03/31/25
Audit Fees	$46,000	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$46,000	$58,400

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/24	03/31/25
Audit Fees	$60,100	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$60,100	$58,400

Eaton Vance New York Municipal Opportunities Fund

Fiscal Years Ended	03/31/24	03/31/25
Audit Fees	$40,700	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$40,700	$43,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the Series of the Trust at March 31, 2025, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	3/31/24	3/31/25
Audit Fees	$191,200	$218,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$191,200	$218,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Fund.

Fiscal Years Ended	3/31/24	3/31/25
Registrant(1)	$0	$0
Eaton Vance(2)	$52,836	$18,490

(1)	Includes all of the Series of the Trust.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
National Ultra-Short Municipal
Income Fund
Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
National Ultra-Short Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 99.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$3,500	$ 3,500,000
		$ 3,500,000
Education — 2.3%
University of Delaware, (SPA: TD Bank, N.A.), 3.55%, 11/1/35(1)	$2,875	$ 2,875,000
University of North Carolina at Chapel Hill, 3.565%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,499,235
		$ 7,374,235
Electric Utilities — 1.4%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 3.55%, 10/1/42(1)	$2,300	$ 2,300,000
San Antonio, TX, Electric and Gas Systems Revenue:
5.00%, 2/1/26	1,290	1,314,330
5.00%, 2/1/27	1,000	1,037,590
		$ 4,651,920
General Obligations — 20.2%
Bergen County Improvement Authority, NJ, (Guaranteed Governmental Pooled Project), 4.50%, 5/28/25	$2,000	$ 2,005,060
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,249,725
Chicago Board of Education, IL:
4.00%, 12/1/27	3,215	3,197,768
5.00%, 12/1/25	5,000	5,025,000
Dallas Independent School District, TX, (PSF Guaranteed), 5.00% to 2/15/26 (Put Date), 2/15/55	4,000	4,068,040
DuPage County Forest Preserve District, IL, 5.00%, 11/1/26	1,050	1,084,965
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed), 4.00% to 8/1/27 (Put Date), 8/1/50	1,625	1,654,266
El Paso, TX:
5.00%, 8/15/25	2,250	2,267,550
5.00%, 8/15/26	1,000	1,029,810
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,788,122
Henrico County, VA, 5.00%, 7/15/25	1,480	1,489,442
Hudson County Improvement Authority, NJ, 4.50%, 7/11/25	2,000	2,008,200
Illinois:
5.00%, 7/1/25	1,000	1,004,690
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.00%, 11/1/25	$2,000	$ 2,021,720
5.00%, 3/1/26	1,100	1,118,700
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/16/25	7,500	7,408,275
Los Angeles Unified School District, CA, 5.00%, 7/1/25	2,000	2,011,720
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,423,660
New Jersey, 5.00%, 6/1/26	3,135	3,216,259
New York, NY:
5.00%, 8/1/25	1,275	1,284,550
5.00%, 8/1/25	2,835	2,856,234
Pawtucket, RI, 4.50%, 10/24/25	1,500	1,507,950
Philadelphia School District, PA:
5.00%, 9/1/26	2,230	2,291,994
5.00%, 9/1/28	1,745	1,844,971
Puerto Rico:
5.375%, 7/1/25	2,520	2,530,801
5.625%, 7/1/27	3,290	3,407,655
Quincy, MA, 5.00%, 7/25/25	2,500	2,515,950
South Carolina, (Economic Development), 5.00%, 4/1/25	2,500	2,500,000
		$ 65,813,077
Hospital — 15.7%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.57%, (SIFMA + 0.70%), 11/15/47(2)	$7,130	$ 7,077,880
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	5,490	5,523,269
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,506,810
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,106,848
Colorado Health Facilities Authority, (Intermountain Healthcare), 3.42%, (SIFMA + 0.55%), 5/15/61(2)	3,000	2,989,770
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,672,640
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,295	1,333,449
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 3.55%, 12/1/41(1)	4,245	4,245,000
Idaho Health Facilities Authority, (CHE Trinity Health Credit Group), 3.125%, 12/1/48(3)	1,500	1,499,820
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	5,500	5,591,135
Kentucky Economic Development Finance Authority, (Catholic Health), 3.02%, 5/1/34(4)	5,995	5,995,000

1
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/25	$1,560	$ 1,573,556
Massachusetts Development Finance Agency, (Partners HealthCare System), 3.47%, (SIFMA + 0.60%), 7/1/49(2)(5)	1,000	1,000,000
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 3.55%, 11/1/64(1)	3,100	3,100,000
Pennsylvania Economic Development Financing Authority, (UPMC), 3.57%, (SIFMA + 0.70%), 11/15/47(2)	1,000	994,660
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health):
5.00%, 7/1/25	1,250	1,255,625
5.00%, 7/1/26	1,500	1,534,860
		$ 51,000,322
Housing — 4.1%
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	$1,305	$ 1,305,953
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,504,275
New Mexico Mortgage Finance Authority, 5.00% to 6/1/25 (Put Date), 2/1/42	650	651,677
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,232,351
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,266,958
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20% to 1/15/26 (Put Date), 7/1/56	1,020	1,019,327
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,252,725
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	2,750	2,767,050
3.875% to 5/1/27 (Put Date), 11/1/54	1,250	1,254,462
		$ 13,254,778
Industrial Development Revenue — 11.5%
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	$750	$ 745,485
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	2,989,410
Gulf Coast Industrial Development Authority, TX, (Exxon Mobil Corp.), 3.55%, 11/1/41(1)	1,500	1,500,000
Industrial Development Board of the City of Mobile, Alabama, (Alabama Power Co. Barry Plant), 3.30% to 3/12/26 (Put Date), 7/15/34	3,000	3,003,930
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	$2,000	$ 2,001,640
Louisiana Offshore Terminal Authority, (Loop, LLC), 4.20% to 10/1/25 (Put Date), 10/1/37	2,000	2,004,660
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 3.70%, 5/1/50(3)	1,500	1,499,805
Mississippi Business Finance Corp., MS, (Chevron USA, Inc.), 3.80%, 12/1/30(1)	300	300,000
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.125% to 6/2/25 (Put Date), 12/1/26(5)	2,000	2,000,860
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.50% to 7/1/25 (Put Date), 10/1/33	5,000	5,001,950
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	1,000	1,020,880
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	1,275	1,250,252
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	2,991,990
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	3,500	3,475,465
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 3.70%, 8/1/45(3)	1,000	999,870
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.375% to 6/15/28 (Put Date), 3/1/40	1,000	992,360
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,571,115
		$ 37,349,672
Insured - Electric Utilities — 0.6%
Springfield, IL, Electric Revenue, (BAM), 5.00%, 3/1/26	$2,000	$ 2,036,920
		$ 2,036,920
Insured - General Obligations — 1.7%
Allegheny County, PA, (AGM), 3.646%, (67% of 3 mo. SOFR + 0.55%), 11/1/26(2)	$1,650	$ 1,644,340
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,163,386
Colorado Science and Technology Park Metropolitan District No. 1:
(AGM), 5.00%, 12/1/25	450	455,094
(AGM), 5.00%, 12/1/26	375	385,804
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,901,140
		$ 5,549,764

2
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.1%
Casino Reinvestment Development Authority, Inc., NJ:
(AGC), 5.00%, 11/1/25	$750	$ 758,707
(AGC), 5.00%, 11/1/26	865	891,763
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AGM), 4.00%, 2/1/26	2,055	2,073,557
		$ 3,724,027
Lease Revenue/Certificates of Participation — 4.0%
Burlington County Bridge Commission, NJ, 4.50%, 8/5/25	$2,000	$ 2,010,180
Jacksonville, FL, 5.00%, 10/1/26	1,085	1,119,807
Michigan Finance Authority, 5.00%, 7/21/25	2,500	2,514,375
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,254,662
Oklahoma Capitol Improvement Authority:
5.00%, 7/1/25	3,000	3,016,230
5.00%, 7/1/26	2,000	2,053,680
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,039,630
		$ 13,008,564
Other Revenue — 10.7%
Black Belt Energy Gas District, AL, 4.751%, (67% of SOFR + 1.85%), 6/1/49(2)	$2,500	$ 2,549,325
Illinois Finance Authority, (Field Museum of Natural History), 4.245%, (70% of SOFR + 1.20%), 11/1/34(2)	4,050	4,047,691
Lower Alabama Gas District, AL, 4.00% to 12/1/25 (Put Date), 12/1/50	5,500	5,512,650
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	680,717
5.00%, 9/1/25	500	502,975
5.00%, 9/1/25	325	326,934
5.00%, 3/1/26	350	354,778
5.00%, 6/1/26	150	152,742
5.00%, 9/1/26	275	280,761
5.00%, 12/1/26	850	870,366
5.00%, 12/1/26	500	512,960
5.00%, 3/1/27	400	411,168
5.00%, 6/1/27	220	226,974
5.00%, 9/1/27	425	439,701
5.00%, 12/1/27	500	519,285
New Mexico Municipal Energy Acquisition Authority, (Liq: Royal Bank of Canada), 5.00% to 5/1/25 (Put Date), 11/1/39	2,500	2,503,400
Northern California Energy Authority:
5.00%, 8/1/25	650	653,023
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Northern California Energy Authority: (continued)
5.00%, 8/1/26	$940	$ 958,198
5.00%, 8/1/27	500	516,060
Northern California Gas Authority No. 1, Gas Project Revenue, 3.783%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	1,905	1,903,914
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	3,004,414
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	1,035	1,068,192
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue:
3.70%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,845	1,848,690
3.925%, (67% of 3 mo. SOFR + 1.045%), 9/15/27(2)	2,475	2,488,315
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	1,575	1,617,746
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/25	1,000	1,002,100
		$ 34,953,079
Senior Living/Life Care — 2.1%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.595%, (70% of SOFR + 0.55%), 5/15/56(2)	$5,500	$ 5,293,420
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.):
5.00%, 8/1/25	1,000	1,003,480
5.00%, 8/1/26	700	712,299
		$ 7,009,199
Special Tax Revenue — 4.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/25	$4,800	$ 4,827,024
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/25	650	653,120
5.00%, 7/1/26	600	614,544
5.00%, 7/1/27	1,000	1,042,070
Illinois, Sales Tax Revenue, 4.00%, 6/15/25	3,250	3,254,550
Louisiana, Gasoline and Fuels Tax Revenue, Series A-2, (LOC: TD Bank, N.A.), 3.55%, 5/1/43(1)	625	625,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,518
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,250	1,250,125

3
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	$90	$ 41,526
Triborough Bridge and Tunnel Authority, NY, Social Bonds, 5.00% to 11/15/25 (Put Date), 11/15/43	3,250	3,294,135
		$ 15,662,612
Student Loan — 0.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$1,500	$ 1,517,580
		$ 1,517,580
Transportation — 10.9%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/25	$3,200	$ 3,236,704
E-470 Public Highway Authority, CO, 3.664%, (67% of SOFR + 0.75%), 9/1/39(2)	2,000	2,001,820
Metropolitan Transportation Authority, NY:
Green Bonds, 5.00%, 11/15/25	2,500	2,528,675
Green Bonds, 5.00%, 11/15/25	1,700	1,719,514
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25	1,750	1,765,383
(AMT), 5.00%, 10/1/27	2,500	2,600,800
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,040,320
New Jersey Turnpike Authority, 5.00%, 1/1/28	2,500	2,642,200
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,064,360
Pennsylvania Turnpike Commission, 3.72%, (SIFMA + 0.85%), 7/15/41(2)	5,000	4,998,500
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	2,415	2,425,988
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/25	2,000	2,023,980
Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,825	1,825,000
South Carolina Ports Authority, (AMT), 5.00%, 7/1/25	2,520	2,530,886
		$ 35,404,130
Water and Sewer — 6.4%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,266,917
Clairton Municipal Authority, PA:
5.00%, 12/1/25	660	668,177
5.00%, 12/1/26	700	721,091
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	5,002,750
Houston, TX, Combined Utility System Revenue:
5.00%, 11/15/25	4,000	4,054,320
5.00%, 11/15/26	2,750	2,847,708
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	$1,250	$ 1,283,500
Knoxville, TN, Wastewater System Revenue, 4.00%, 4/1/25	4,150	4,150,000
West Virginia Water Development Authority, 5.00%, 11/1/25	1,025	1,036,419
		$ 21,030,882
Total Tax-Exempt Municipal Obligations (identified cost $322,626,414)		$322,840,761
Total Investments — 99.1% (identified cost $322,626,414)		$322,840,761
Other Assets, Less Liabilities — 0.9%		$ 2,838,764
Net Assets — 100.0%		$325,679,525
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $3,000,860 or 0.9% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Security is in default and making only partial interest payments.
At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	16.7%
Others, representing less than 10% individually	82.4%

4
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 3.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.4% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
5
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Statement of Assets and Liabilities

March 31, 2025
Assets
Investments, at value (identified cost $322,626,414)	$322,840,761
Cash	896,536
Interest receivable	3,768,599
Receivable for Fund shares sold	822,027
Receivable from affiliates	60,308
Trustees' deferred compensation plan	32,871
Total assets	$328,421,102
Liabilities
Payable for investments purchased	$1,751,797
Payable for Fund shares redeemed	600,599
Distributions payable	107,526
Payable to affiliates:
Investment adviser fee	82,513
Distribution and service fees	7,079
Sub-transfer agency fee	565
Trustees' deferred compensation plan	32,871
Accrued expenses	158,627
Total liabilities	$2,741,577
Net Assets	$325,679,525
Sources of Net Assets
Paid-in capital	$332,418,568
Accumulated loss	(6,739,043)
Net Assets	$325,679,525
Advisers Class Shares
Net Assets	$1,163,067
Shares Outstanding	119,395
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.74
Class A Shares
Net Assets	$54,595,098
Shares Outstanding	5,601,467
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$9.97
Class I Shares
Net Assets	$269,921,360
Shares Outstanding	27,674,270
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.75
On sales of $100,000 or more, the offering price of Class A shares is reduced.
6
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Statement of Operations

Year Ended
March 31, 2025
Investment Income
Interest income	$12,216,467
Total investment income	$12,216,467
Expenses
Investment adviser fee	$995,090
Distribution and service fees:
Advisers Class	1,705
Class A	85,245
Trustees’ fees and expenses	19,903
Custodian fee	88,219
Transfer and dividend disbursing agent fees	72,994
Legal and accounting services	86,130
Printing and postage	13,814
Registration fees	75,829
Miscellaneous	79,476
Total expenses	$1,518,405
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$270,509
Total expense reductions	$270,509
Net expenses	$1,247,896
Net investment income	$10,968,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,070)
Net realized loss	$(1,070)
Change in unrealized appreciation (depreciation):
Investments	$611,525
Net change in unrealized appreciation (depreciation)	$611,525
Net realized and unrealized gain	$610,455
Net increase in net assets from operations	$11,579,026
7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Statements of Changes in Net Assets

	Year Ended March 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$10,968,571	$13,474,914
Net realized loss	(1,070)	(1,041,369)
Net change in unrealized appreciation (depreciation)	611,525	615,329
Net increase in net assets from operations	$11,579,026	$13,048,874
Distributions to shareholders:
Advisers Class	$(36,482)	$(27,620)
Class A	(1,827,350)	(2,641,241)
Class I	(9,199,903)	(10,608,416)
Total distributions to shareholders	$(11,063,735)	$(13,277,277)
Transactions in shares of beneficial interest:
Advisers Class	$36,372	$225,834
Class A	(4,635,086)	(48,241,569)
Class I	(21,048,030)	(96,821,937)
Net decrease in net assets from Fund share transactions	$(25,646,744)	$(144,837,672)
Net decrease in net assets	$(25,131,453)	$(145,066,075)
Net Assets
At beginning of year	$350,810,978	$495,877,053
At end of year	$325,679,525	$350,810,978
8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Financial Highlights

	Advisers Class
	Year Ended March 31,				Period Ended March 31, 2021(1)
	2025	2024	2023	2022
Net asset value — Beginning of period	$9.73	$9.74	$9.80	$9.84	$9.77
Income (Loss) From Operations
Net investment income(2)	$0.31	$0.31	$0.20	$0.01	$0.01
Net realized and unrealized gain (loss)	0.01	(0.01)	(0.09)	(0.05)	0.07
Total income (loss) from operations	$0.32	$0.30	$0.11	$(0.04)	$0.08
Less Distributions
From net investment income	$(0.31)	$(0.31)	$(0.17)	$(0.00)(3)	$(0.01)
Total distributions	$(0.31)	$(0.31)	$(0.17)	$(0.00)(3)	$(0.01)
Net asset value — End of period	$9.74	$9.73	$9.74	$9.80	$9.84
Total Return(4)	3.36%	3.12%	1.16%	(0.38)%	0.76%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,163	$1,125	$900	$259	$10
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.58%	0.56%	0.56%	0.55%	0.56%(7)
Net expenses	0.50%	0.50%	0.50%	0.51%	0.56%(7)
Net investment income	3.18%	3.23%	2.11%	0.14%	0.11%(7)
Portfolio Turnover	119%	159%	128%	47%	6%(8)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $(0.005).
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	For the year ended March 31, 2021.
9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Financial Highlights — continued

	Class A
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.73	$9.74	$9.80	$9.83	$9.80
Income (Loss) From Operations
Net investment income (loss)(1)	$0.31	$0.31	$0.17	$(0.00)(2)	$0.02
Net realized and unrealized gain (loss)	0.02	(0.01)	(0.06)	(0.03)	0.03
Total income (loss) from operations	$0.33	$0.30	$0.11	$(0.03)	$0.05
Less Distributions
From net investment income	$(0.31)	$(0.31)	$(0.17)	$—	$(0.02)
Total distributions	$(0.31)	$(0.31)	$(0.17)	$—	$(0.02)
Net asset value — End of year	$9.75	$9.73	$9.74	$9.80	$9.83
Total Return(3)	3.47%	3.12%	1.15%	(0.31)%	0.50%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$54,595	$59,123	$107,575	$142,014	$185,881
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%	0.56%	0.56%	0.57%	0.56%
Net expenses	0.50%	0.50%	0.50%	0.56%	0.56%
Net investment income (loss)	3.19%	3.22%	1.71%	(0.01)%	0.22%
Portfolio Turnover	119%	159%	128%	47%	6%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.74	$9.75	$9.80	$9.84	$9.80
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.33	$0.19	$0.01	$0.03
Net realized and unrealized gain (loss)	0.01	(0.02)	(0.05)	(0.04)	0.04
Total income (loss) from operations	$0.34	$0.31	$0.14	$(0.03)	$0.07
Less Distributions
From net investment income	$(0.33)	$(0.32)	$(0.19)	$(0.01)	$(0.03)
Total distributions	$(0.33)	$(0.32)	$(0.19)	$(0.01)	$(0.03)
Net asset value — End of year	$9.75	$9.74	$9.75	$9.80	$9.84
Total Return(2)	3.52%	3.28%	1.42%	(0.26)%	0.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$269,921	$290,562	$387,402	$356,899	$261,123
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.43%	0.41%	0.41%	0.41%	0.41%
Net expenses	0.35%	0.35%	0.35%	0.40%	0.41%
Net investment income	3.33%	3.38%	1.93%	0.15%	0.37%
Portfolio Turnover	119%	159%	128%	47%	6%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
12

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2025 and March 31, 2024 was as follows:
	Year Ended March 31,
	2025	2024
Tax-exempt income	$10,805,277	$12,915,800
Ordinary income	$258,458	$361,477
As of March 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 86,318
Deferred capital losses	(7,004,795)
Net unrealized appreciation	286,960
Distributions payable	(107,526)
Accumulated loss	$(6,739,043)
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $7,004,795 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $4,343,949 are short-term and $2,660,846 are long-term.
13

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$322,553,801
Gross unrealized appreciation	$836,149
Gross unrealized depreciation	(549,189)
Net unrealized appreciation	$286,960
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the year ended March 31, 2025, the investment adviser fee amounted to $995,090 or 0.30% of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after August 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $270,509 of the Fund’s operating expenses for the year ended March 31, 2025.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2025, EVM earned $2,617 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $412 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2025. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2025 amounted to $1,705 for Advisers Class shares and $85,245 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
14

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2025, the Fund was informed that EVD received $1,911 of CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $391,702,865 and $369,977,480, respectively, for the year ended March 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Advisers Class
Sales	2,050	$ 20,010	49,909	$ 484,994
Issued to shareholders electing to receive payments of distributions in Fund shares	3,746	36,482	2,839	27,610
Redemptions	(2,065)	(20,120)	(29,498)	(286,770)
Net increase	3,731	$ 36,372	23,250	$ 225,834
Class A
Sales	2,741,758	$ 26,732,731	1,233,383	$ 12,001,306
Issued to shareholders electing to receive payments of distributions in Fund shares	173,267	1,689,158	260,309	2,530,666
Redemptions	(3,387,371)	(33,056,975)	(6,462,737)	(62,773,541)
Net decrease	(472,346)	$ (4,635,086)	(4,969,045)	$(48,241,569)
Class I
Sales	18,412,889	$179,587,668	30,966,097	$301,238,652
Issued to shareholders electing to receive payments of distributions in Fund shares	823,169	8,028,356	836,942	8,146,359
Redemptions	(21,390,667)	(208,664,054)	(41,713,971)	(406,206,948)
Net decrease	(2,154,609)	$(21,048,030)	(9,910,932)	$(96,821,937)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2025.
15

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$322,840,761	$ —	$322,840,761
Total Investments	$ —	$322,840,761	$ —	$322,840,761
16

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Ultra-Short Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Ultra-Short Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
17

Eaton Vance
National Ultra-Short Municipal Income Fund
March 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2025, the Fund designates 97.66% of distributions from net investment income as an exempt-interest dividend.
18

EAMLX-NCSR    3.31.25

Eaton Vance
National Limited Maturity Municipal Income Fund
Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
National Limited Maturity Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,615,501
Little Co. of Mary Hospital of Indiana, Inc., 1.973%, 11/1/25	325	319,558
Total Corporate Bonds (identified cost $3,825,000)		$ 3,935,059

Tax-Exempt Municipal Obligations — 92.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.5%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	$3,000	$ 3,078,120
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,022,290
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.55%, 12/1/54(1)	2,100	2,100,000
		$ 8,200,410
Education — 8.8%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.335%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(2)	$2,000	$ 1,989,080
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	200	216,270
California Educational Facilities Authority, (Stanford University), 5.00% to 3/1/32 (Put Date), 3/1/55	4,000	4,544,680
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,831,510
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	2,911,170
Madison County Capital Resource Corp., NY, (Colgate University):
5.00%, 7/1/34(3)	525	596,326
5.00%, 7/1/36(3)	525	593,544
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	1,640	1,633,965
5.00% to 5/13/32 (Put Date), 5/15/55	5,935	6,693,137
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,544,530
Purdue University, IN, 4.00%, 7/1/40	2,100	2,039,478
University of California, 5.00%, 5/15/39	3,000	3,348,150
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Delaware, (SPA: TD Bank, N.A.), 3.55%, 11/1/37(1)	$1,000	$ 1,000,000
University of Massachusetts Building Authority:
5.00%, 11/1/40	3,000	3,016,590
5.25%, 11/1/47	3,320	3,394,501
University of North Carolina at Chapel Hill, 3.565%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	6,300	6,298,929
University of Pittsburgh, PA, 4.00%, 9/15/44	3,185	2,956,476
		$ 46,608,336
Electric Utilities — 3.0%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,025,480
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	514,396
5.00%, 1/1/41	475	507,842
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,107,010
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	5,000	4,777,750
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	4,600	4,621,850
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,394,129
		$ 15,948,457
Escrowed/Prerefunded — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), Escrowed to Maturity, 4.00%, 4/1/26	$375	$ 379,144
		$ 379,144
General Obligations — 13.0%
Adams County School District No. 14, CO:
5.00%, 12/1/33	$1,000	$ 1,128,950
5.00%, 12/1/34	1,250	1,418,188
5.50%, 12/1/35	1,230	1,437,255
Bar Harbor, ME, 5.00%, 9/1/42	1,000	1,084,340
Bristol, VA, 5.00%, 9/1/27	1,920	1,934,515
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	3,890	3,905,988
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,028,020
5.00%, 12/1/30	2,690	2,707,404
5.00%, 12/1/42	2,000	1,913,460
5.25%, 12/1/36	1,000	1,033,100
Connecticut, 4.00%, 6/15/34	5,000	4,981,300
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,081,540

1
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	$2,500	$ 2,733,975
Detroit, MI, 5.00%, 4/1/25	150	150,000
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	755	671,958
Illinois:
5.00%, 11/1/26	5,000	5,142,200
5.50%, 5/1/30	500	529,070
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/34	2,620	2,969,403
Maryland, 3.00%, 8/1/31	2,495	2,414,137
Millcreek Township School District, PA, 5.00%, 9/15/25	500	500,785
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,466,380
New Jersey, 2.00%, 6/1/27	4,000	3,864,440
New York, NY:
5.00%, 8/1/33	5,000	5,597,850
(SPA: Barclays Bank PLC), 3.60%, 10/1/46(1)	4,765	4,765,000
Oregon City School District No. 62, OR, 5.00%, 6/15/36	2,570	2,902,995
Puerto Rico:
5.625%, 7/1/27	4,200	4,350,066
5.625%, 7/1/29	2,000	2,143,560
Texas, 4.00%, 5/15/45	3,660	3,347,985
		$ 69,203,864
Hospital — 6.7%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,502,865
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	2,000	1,874,300
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,582,475
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,377,284
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/28	4,000	4,007,120
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	2,065	2,071,732
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	395,958
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/25	475	476,515
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	3,340	3,341,069
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,700,270
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	1,997,740
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	$2,000	$ 2,036,400
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,315,539
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,502,800
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 5.00%, 11/15/39	1,575	1,589,758
		$ 35,771,825
Housing — 8.0%
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	$1,420	$ 1,222,705
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,805,497
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,897,550
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 3.55%, 7/1/47(1)	1,800	1,800,000
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,503,925
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,503,075
3.75%, 4/1/27	2,095	2,090,936
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,048	946,169
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,064	1,857,400
New Canaan Housing Authority, CT, (Hanc Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,750	1,724,905
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,937,750
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	2,000,180
Pennsylvania Housing Finance Agency, SFMR, 3.50%, 10/1/36	1,545	1,429,913
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,862,720
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	3,500	3,460,345
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,001,800

2
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	$1,000	$ 992,810
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	3,200	3,219,840
		$ 42,352,520
Industrial Development Revenue — 6.4%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 477,497
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.70%, 7/1/49(1)	3,080	3,080,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	2,335	2,311,977
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	1,500	1,499,715
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,000	1,014,180
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,885,640
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,483,230
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer):
1.00% to 8/21/26 (Put Date), 7/1/49	1,000	949,530
3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,006,680
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,042,960
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(5)	860	820,724
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	411,806
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,873,863
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,018,060
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,503,550
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	989,960
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	$4,500	$ 4,502,295
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,064,650
		$ 33,936,317
Insured - Electric Utilities — 0.0%
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/25	$300	$ 299,904
		$ 299,904
Insured - General Obligations — 0.8%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 254,365
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	1,260	1,072,336
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,625	3,116,702
		$ 4,443,403
Insured - Special Tax Revenue — 0.5%
Enterprise Board of Education, AL, (BAM), 5.00%, 3/1/36	$415	$ 452,192
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	825	868,816
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	1,140	1,131,427
		$ 2,452,435
Insured - Transportation — 1.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.00%, 1/1/27	$815	$ 836,842
(AGM), (AMT), 5.00%, 1/1/28	1,000	1,039,910
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,374,540
		$ 5,251,292
Insured - Water and Sewer — 0.1%
Berkeley County Public Service Sewer District, WV, Green Bonds, (BAM), 5.00%, 6/1/37	$635	$ 675,900
		$ 675,900
Lease Revenue/Certificates of Participation — 2.0%
Golden, CO:
5.00%, 12/1/37	$1,100	$ 1,196,305
5.00%, 12/1/39	1,400	1,511,398

3
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	$600	$ 606,546
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,403,861
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,022,920
5.00%, 6/15/33	2,500	2,760,400
		$ 10,501,430
Other Revenue — 6.6%
Black Belt Energy Gas District, AL:
3.24%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,890,250
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,707,795
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,109,120
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	880	925,144
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,940	5,322,751
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	468,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,025	1,044,537
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,885,464
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,646,575
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,635,050
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.914%, (67% of SOFR + 1.00%), 12/1/52(2)	7,500	7,475,250
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	120	120,030
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.70%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,845	1,848,690
		$ 35,078,656
Senior Living/Life Care — 1.6%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,750	$ 2,689,775
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.57%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	435	431,294
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 4.625%, 10/1/30	1,590	1,587,360
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,046,902
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village): (continued)
5.00%, 1/1/30	$1,265	$ 1,277,713
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 4.50%, 10/1/26	360	360,058
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	169,560
		$ 8,562,662
Special Tax Revenue — 10.4%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(5)	$200	$ 192,930
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	337,292
1.15%, 7/1/27	750	706,665
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 8/1/35	5,720	5,624,247
Maryland Department of Transportation, 2.50%, 10/1/33	1,700	1,502,205
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,184,297
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,012,400
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/47	5,000	5,067,000
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	3,225	3,303,496
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	280	0
5.75%, 5/1/38	280	282,417
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 2/1/36	5,000	5,003,600
5.00%, 11/1/33	3,515	3,946,677
5.00%, 11/1/34	540	607,273
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,360,160
Public Building Authority of Blount County, TN, (SPA: Bank of America, N.A.), 3.65%, 6/1/34(1)	1,050	1,050,000
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,232,665
4.50%, 7/1/34	5,185	5,156,223
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	126,764
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/37	840	935,550
5.00%, 12/1/39	2,390	2,622,380
(LOC: U.S. Bank, N.A.), 3.70%, 1/1/31(1)	5,000	5,000,000
		$ 55,254,241

4
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 0.5%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,642,252
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	1,050	1,000,062
		$ 2,642,314
Transportation — 14.8%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,042,436
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.17%, (SIFMA + 0.30%), 4/1/56(2)	5,000	4,940,100
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,011,420
(AMT), 5.00%, 10/1/30	2,480	2,492,697
Charleston County Airport District, SC:
5.00%, 7/1/39	750	815,250
5.00%, 7/1/40	800	865,248
5.00%, 7/1/42	755	806,234
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/41	2,000	2,134,120
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,173,626
(AMT), 5.25%, 11/15/26	1,000	1,030,780
(AMT), 5.25%, 11/15/27	1,100	1,153,130
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,652,816
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,000	2,009,640
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,162,300
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,045,600
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/46	4,890	4,905,306
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,378,907
(AMT), 5.00%, 10/1/29	2,000	2,064,640
(AMT), 5.00%, 10/1/32	6,360	6,457,117
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,149,360
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,974,317
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 6/15/28	2,630	2,636,286
(AMT), 5.00%, 7/1/28	4,800	5,018,880
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,526,895
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,046,220
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA: (continued)
(AMT), 5.00%, 4/1/40	$5,000	$ 5,002,650
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	2,460	2,552,693
(AMT), 5.00%, 7/1/32	3,500	3,587,780
		$ 78,636,448
Water and Sewer — 7.0%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/35	$2,000	$ 2,017,380
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	1,805	1,801,462
Denver City and County Board of Water Commissioners, CO, Green Bonds, 5.00%, 9/15/47	5,000	5,094,700
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/32	1,045	1,174,988
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/36(3)	1,500	1,694,505
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/45	7,000	6,526,450
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/37	2,705	2,681,899
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/35	3,050	3,080,561
(SPA: JPMorgan Chase Bank, N.A.), 3.55%, 6/15/50(1)	2,250	2,250,000
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 3.60%, 5/1/54(1)	8,500	8,500,000
Tigard, OR, Water Revenue, 5.00%, 8/1/45	2,500	2,508,350
		$ 37,330,295
Total Tax-Exempt Municipal Obligations (identified cost $495,311,486)		$493,529,853

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(5)	$500	$ 516,235
University of California, 4.37%, 7/1/41(7)	1,855	1,855,000
		$ 2,371,235

5
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
South Carolina Public Service Authority, 4.71%, 12/1/28	$2,000	$ 2,018,620
		$ 2,018,620
Escrowed/Prerefunded — 0.3%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 1.0%
Beverly Hills Unified School District, CA, 2.06%, 8/1/25	$1,135	$ 1,126,941
California, 7.50%, 4/1/34(8)	2,500	2,894,750
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	688,149
Homewood, AL, 2.00%, 9/1/26	625	607,100
Nashua, NH, 1.40%, 1/15/33	375	298,414
		$ 5,615,354
Hospital — 0.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$835	$ 806,368
		$ 806,368
Housing — 0.9%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.35%, 11/1/55(7)	$4,780	$ 4,780,000
		$ 4,780,000
Insured - General Obligations — 0.1%
Westland, MI, (BAM), 1.734%, 11/1/31	$400	$ 333,268
		$ 333,268
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,948,797
		$ 1,948,797
Senior Living/Life Care — 0.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$75	$ 73,883
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	349,342
		$ 423,225
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$3,500	$ 3,136,630
		$ 3,136,630
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 372,072
		$ 372,072
Transportation — 1.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,312,558
		$ 7,312,558
Total Taxable Municipal Obligations (identified cost $30,545,592)		$ 30,618,127
Total Investments — 99.3% (identified cost $529,682,078)		$528,083,039
Other Assets, Less Liabilities — 0.7%		$ 3,560,273
Net Assets — 100.0%		$531,643,312
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	When-issued security.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $4,871,872 or 0.9% of the Fund's net assets.
(6)	Security is in default and making only partial interest payments.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

6
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Portfolio of Investments — continued

At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	12.5%
Others, representing less than 10% individually	86.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 2.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Statement of Assets and Liabilities

March 31, 2025
Assets
Investments, at value (identified cost $529,682,078)	$528,083,039
Cash	423,487
Interest receivable	6,256,723
Receivable for investments sold	3,022,349
Receivable for Fund shares sold	164,697
Trustees' deferred compensation plan	184,493
Total assets	$538,134,788
Liabilities
Payable for investments purchased	$1,447,563
Payable for when-issued securities	2,929,589
Payable for Fund shares redeemed	1,006,049
Distributions payable	503,216
Payable to affiliates:
Investment adviser fee	186,908
Distribution and service fees	24,569
Trustees' deferred compensation plan	184,493
Accrued expenses	209,089
Total liabilities	$6,491,476
Net Assets	$531,643,312
Sources of Net Assets
Paid-in capital	$563,059,844
Accumulated loss	(31,416,532)
Net Assets	$531,643,312
Class A Shares
Net Assets	$147,495,273
Shares Outstanding	15,922,388
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.57
Class C Shares
Net Assets	$7,248,610
Shares Outstanding	834,017
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.69
Class I Shares
Net Assets	$376,899,429
Shares Outstanding	40,668,668
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.27
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Statement of Operations

Year Ended
March 31, 2025
Investment Income
Interest income	$19,345,823
Total investment income	$19,345,823
Expenses
Investment adviser fee	$2,033,830
Distribution and service fees:
Class A	234,542
Class C	73,777
Trustees’ fees and expenses	30,288
Custodian fee	129,050
Transfer and dividend disbursing agent fees	145,615
Legal and accounting services	105,975
Printing and postage	27,876
Registration fees	95,878
Miscellaneous	100,814
Total expenses	$2,977,645
Net investment income	$16,368,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$1,226,136
Net realized gain	$1,226,136
Change in unrealized appreciation (depreciation):
Investments	$(4,083,696)
Net change in unrealized appreciation (depreciation)	$(4,083,696)
Net realized and unrealized loss	$(2,857,560)
Net increase in net assets from operations	$13,510,618
9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Statements of Changes in Net Assets

	Year Ended March 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$16,368,178	$16,344,656
Net realized gain (loss)	1,226,136	(2,017,434)
Net change in unrealized appreciation (depreciation)	(4,083,696)	989,868
Net increase in net assets from operations	$13,510,618	$15,317,090
Distributions to shareholders:
Class A	$(5,086,036)	$(5,240,692)
Class C	(205,252)	(249,786)
Class I	(10,952,847)	(10,628,208)
Total distributions to shareholders	$(16,244,135)	$(16,118,686)
Transactions in shares of beneficial interest:
Class A	$(17,097,525)	$(14,985,128)
Class C	(2,370,714)	(2,042,416)
Class I	64,201,991	(34,460,157)
Net increase (decrease) in net assets from Fund share transactions	$44,733,752	$(51,487,701)
Net increase (decrease) in net assets	$42,000,235	$(52,289,297)
Net Assets
At beginning of year	$489,643,077	$541,932,374
At end of year	$531,643,312	$489,643,077
10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Financial Highlights

	Class A
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.32	$9.33	$9.48	$9.91	$9.70
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.29	$0.22	$0.15	$0.22
Net realized and unrealized gain (loss)	(0.07)	(0.01)	(0.15)	(0.43)	0.21
Total income (loss) from operations	$0.24	$0.28	$0.07	$(0.28)	$0.43
Less Distributions
From net investment income	$(0.30)	$(0.29)	$(0.22)	$(0.15)	$(0.22)
Total distributions	$(0.30)	$(0.29)	$(0.22)	$(0.15)	$(0.22)
Net asset value — End of year	$9.26	$9.32	$9.33	$9.48	$9.91
Total Return(2)	2.64%	3.04%	0.77%	(2.89)%	4.47%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$147,495	$165,427	$180,721	$227,994	$223,318
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.70%	0.68%	0.66%	0.61%	0.65%
Net expenses	0.70%	0.68%	0.66%	0.61%	0.65%
Net investment income	3.28%	3.14%	2.31%	1.50%	2.18%
Portfolio Turnover	92%	80%	110%	70%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.74	$8.75	$8.90	$9.29	$9.10
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.21	$0.14	$0.07	$0.14
Net realized and unrealized gain (loss)	(0.05)	(0.02)	(0.15)	(0.39)	0.19
Total income (loss) from operations	$0.17	$0.19	$(0.01)	$(0.32)	$0.33
Less Distributions
From net investment income	$(0.22)	$(0.20)	$(0.14)	$(0.07)	$(0.14)
Total distributions	$(0.22)	$(0.20)	$(0.14)	$(0.07)	$(0.14)
Net asset value — End of year	$8.69	$8.74	$8.75	$8.90	$9.29
Total Return(2)	1.94%	2.26%	(0.08)%	(3.47)%	3.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,249	$9,665	$11,733	$13,732	$14,426
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.45%	1.43%	1.41%	1.36%	1.40%
Net expenses	1.45%	1.43%	1.41%	1.36%	1.40%
Net investment income	2.53%	2.39%	1.56%	0.75%	1.49%
Portfolio Turnover	92%	80%	110%	70%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.32	$9.33	$9.49	$9.91	$9.70
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.30	$0.23	$0.16	$0.23
Net realized and unrealized gain (loss)	(0.05)	(0.01)	(0.16)	(0.42)	0.22
Total income (loss) from operations	$0.27	$0.29	$0.07	$(0.26)	$0.45
Less Distributions
From net investment income	$(0.32)	$(0.30)	$(0.23)	$(0.16)	$(0.24)
Total distributions	$(0.32)	$(0.30)	$(0.23)	$(0.16)	$(0.24)
Net asset value — End of year	$9.27	$9.32	$9.33	$9.49	$9.91
Total Return(2)	2.90%	3.19%	0.82%	(2.64)%	4.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$376,899	$314,551	$349,479	$382,323	$369,135
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55%	0.53%	0.51%	0.46%	0.50%
Net expenses	0.55%	0.53%	0.51%	0.46%	0.50%
Net investment income	3.42%	3.29%	2.46%	1.65%	2.33%
Portfolio Turnover	92%	80%	110%	70%	81%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
14

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2025 and March 31, 2024 was as follows:
	Year Ended March 31,
	2025	2024
Tax-exempt income	$14,790,507	$14,660,046
Ordinary income	$1,453,628	$1,458,640
As of March 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 503,216
Deferred capital losses	(30,151,519)
Net unrealized depreciation	(1,265,013)
Distributions payable	(503,216)
Accumulated loss	$(31,416,532)
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $30,151,519 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $21,613,408 are short-term and $8,538,111 are long-term.
15

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$529,348,052
Gross unrealized appreciation	$4,380,628
Gross unrealized depreciation	(5,645,641)
Net unrealized depreciation	$(1,265,013)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended March 31, 2025, the investment adviser fee amounted to $2,033,830 or 0.42% of the Fund’s average daily net assets. Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2025, EVM earned $5,629 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,264 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2025 amounted to $234,542 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2025, the Fund paid or accrued to EVD $61,481 for Class C shares.
16

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2025 amounted to $12,296 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2025, the Fund was informed that EVD received $679 and $2,149 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $496,786,811 and $448,579,043, respectively, for the year ended March 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,273,177	$ 21,180,216	3,364,242	$ 31,167,168
Issued to shareholders electing to receive payments of distributions in Fund shares	457,689	4,264,176	465,203	4,303,380
Redemptions	(4,562,002)	(42,541,917)	(5,453,371)	(50,455,676)
Net decrease	(1,831,136)	$(17,097,525)	(1,623,926)	$(14,985,128)
Class C
Sales	58,029	$ 507,968	173,886	$ 1,510,031
Issued to shareholders electing to receive payments of distributions in Fund shares	21,736	190,000	26,747	232,085
Redemptions	(351,249)	(3,068,682)	(435,929)	(3,784,532)
Net decrease	(271,484)	$ (2,370,714)	(235,296)	$ (2,042,416)
Class I
Sales	19,675,695	$183,122,808	11,506,017	$106,287,491
Issued to shareholders electing to receive payments of distributions in Fund shares	736,715	6,868,464	683,010	6,321,855
Redemptions	(13,486,095)	(125,789,281)	(15,901,653)	(147,069,503)
Net increase (decrease)	6,926,315	$ 64,201,991	(3,712,626)	$(34,460,157)
17

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Notes to Financial Statements — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2025.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,935,059	$ —	$ 3,935,059
Tax-Exempt Municipal Obligations	—	493,529,853	—	493,529,853
Taxable Municipal Obligations	—	30,618,127	—	30,618,127
Total Investments	$ —	$528,083,039	$ —	$528,083,039
18

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
19

Eaton Vance
National Limited Maturity Municipal Income Fund
March 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends and 163(j) interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2025, the Fund designates 91.05% of distributions from net investment income as an exempt-interest dividend.
163(j) Interest Dividends. For the fiscal year ended March 31, 2025, the Fund designates 90.73% of distributions from net investment income as a 163(j) interest dividend.
20

EXNAX-NCSR    3.31.25

Eaton Vance
New York Municipal
Opportunities Fund
Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
New York Municipal Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.9%
Security	Principal Amount (000's omitted)	Value
Education — 7.4%
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	$300	$ 312,864
Build NYC Resource Corp., NY, (Success Academy Charter School), 4.00%, 9/1/44	750	687,758
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/39(1)	700	774,368
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/25	930	936,240
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,000	892,150
Onondaga County Trust for Cultural Resources, NY, (Syracuse University), 5.00%, 12/1/45	1,000	1,034,800
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	80,552
		$ 4,718,732
Electric Utilities — 1.7%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	$1,000	$ 1,092,660
		$ 1,092,660
General Obligations — 10.7%
Nassau County, NY, 4.00%, 4/1/50	$500	$ 469,080
New York, 5.00%, 3/15/39	1,440	1,616,947
New York, NY:
4.00%, 9/1/46	1,000	933,610
5.00%, 8/1/32	730	811,256
5.00%, 3/15/39	1,500	1,651,110
5.00%, 8/1/45	500	525,770
Puerto Rico, 0.00%, 7/1/33	425	291,696
Valley Stream, NY:
2.00%, 5/15/25	235	234,354
2.125%, 5/15/26	240	234,566
		$ 6,768,389
Hospital — 7.0%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,355,139
4.00%, 11/1/29	1,110	1,071,982
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/38	500	537,060
5.25%, 11/1/39	500	533,275
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	$500	$ 437,165
5.00%, 5/1/52	515	528,225
		$ 4,462,846
Housing — 6.2%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 837,259
Sustainable Development Bonds, 2.85%, 11/1/39	990	778,813
Sustainable Development Bonds, 4.30%, 11/1/45	500	480,510
Sustainable Development Bonds, 4.45%, 8/1/43	1,000	985,990
New York Housing Finance Agency, (FHLMC), 3.57% to 11/1/31 (Put Date), 5/1/42	500	494,810
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/25	170	170,348
5.00%, 6/1/26	170	172,620
		$ 3,920,350
Industrial Development Revenue — 4.4%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	$250	$ 236,670
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	989,510
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	992,170
(AMT), 6.00%, 4/1/35	550	604,472
		$ 2,822,822
Insured - Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,017,754
		$ 2,017,754
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$375	$ 353,040
		$ 353,040
Insured - Hospital — 2.2%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/47	$1,350	$ 1,398,587
		$ 1,398,587

1
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 152,892
(AGM), (AMT), 5.00%, 5/1/28	740	765,071
		$ 917,963
Insured - Transportation — 0.7%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 453,780
		$ 453,780
Lease Revenue/Certificates of Participation — 4.4%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 3.55%, 11/1/38(3)	$800	$ 800,000
Sustainability Bonds, 5.00%, 11/1/53	1,000	1,057,100
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	915,340
		$ 2,772,440
Other Revenue — 1.6%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$1,000	$ 984,320
		$ 984,320
Senior Living/Life Care — 3.2%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 274,098
5.25%, 11/1/25	750	756,217
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,029,770
		$ 2,060,085
Special Tax Revenue — 19.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 198,458
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/41	500	541,785
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,000	992,560
4.00%, 8/1/48	1,000	927,490
5.00%, 11/1/33	700	785,967
5.00%, 5/1/49	1,000	1,043,450
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/45	1,000	1,018,120
5.00%, 3/15/53	1,000	1,039,490
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	$335	$ 305,256
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,320,876
5.00%, 3/15/49	1,000	1,044,350
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	1,000	1,028,400
Series 2021C, 5.00%, 5/15/51	1,000	1,030,410
Green Bonds, 5.25%, 5/15/47	1,000	1,057,010
		$12,333,622
Transportation — 15.3%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.60%, 11/15/50(3)	$1,500	$ 1,500,000
Green Bonds, 4.00%, 11/15/45	415	373,508
Green Bonds, 4.75%, 11/15/45	95	95,340
Green Bonds, 5.00%, 11/15/35	1,000	1,099,760
Green Bonds, 5.00%, 11/15/46	1,000	1,003,130
New York State Thruway Authority, 4.00%, 1/1/45	1,000	911,440
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	994,050
Port Authority of New York and New Jersey, (AMT), 5.00%, 8/1/37	1,000	1,045,330
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	763,890
4.00%, 11/15/54	1,000	912,230
5.00%, 11/15/51	1,000	1,026,830
		$ 9,725,508
Water and Sewer — 5.5%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/51	$1,075	$ 1,127,052
5.25%, 6/15/47	670	716,096
5.25%, 6/15/54	790	836,578
Suffolk County Water Authority, NY, 3.25%, 6/1/42	1,000	845,420
		$ 3,525,146
Total Tax-Exempt Municipal Obligations (identified cost $60,609,557)		$60,328,044

2
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 501,122
		$ 501,122
Housing — 3.2%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.35%, 11/1/55(4)	$2,000	$ 2,000,000
		$ 2,000,000
Special Tax Revenue — 1.4%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 395,088
Oneida Indian Nation of New York, 7.25%, 9/1/34(2)	500	501,910
		$ 896,998
Total Taxable Municipal Obligations (identified cost $3,363,895)		$ 3,398,120
Total Investments — 100.3% (identified cost $63,973,452)		$63,726,164
Other Assets, Less Liabilities — (0.3)%		$ (174,692)
Net Assets — 100.0%		$63,551,472
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $1,926,548 or 3.0% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 8.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Statement of Assets and Liabilities

March 31, 2025
Assets
Investments, at value (identified cost $63,973,452)	$63,726,164
Cash	29,816
Interest receivable	757,241
Receivable for Fund shares sold	21,086
Receivable from affiliates	58,407
Trustees' deferred compensation plan	30,706
Total assets	$64,623,420
Liabilities
Payable for when-issued securities	$783,937
Payable for Fund shares redeemed	93,014
Distributions payable	49,677
Payable to affiliates:
Investment adviser fee	22,460
Distribution and service fees	3,816
Sub-transfer agency fee	1,472
Trustees' deferred compensation plan	30,706
Payable for legal and accounting services	58,020
Accrued expenses	28,846
Total liabilities	$1,071,948
Net Assets	$63,551,472
Sources of Net Assets
Paid-in capital	$67,928,563
Accumulated loss	(4,377,091)
Net Assets	$63,551,472
Class A Shares
Net Assets	$21,010,914
Shares Outstanding	2,255,280
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.32
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.63
Class C Shares
Net Assets	$1,399,405
Shares Outstanding	158,088
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.85
Class I Shares
Net Assets	$41,141,153
Shares Outstanding	4,416,260
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.32
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Statement of Operations

Year Ended
March 31, 2025
Investment Income
Interest income	$2,486,739
Total investment income	$2,486,739
Expenses
Investment adviser fee	$260,171
Distribution and service fees:
Class A	35,993
Class C	13,884
Trustees’ fees and expenses	4,450
Custodian fee	27,517
Transfer and dividend disbursing agent fees	31,054
Legal and accounting services	90,020
Printing and postage	12,506
Registration fees	10,048
Miscellaneous	34,461
Total expenses	$520,104
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$97,512
Total expense reductions	$97,512
Net expenses	$422,592
Net investment income	$2,064,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(193,389)
Futures contracts	115,443
Net realized loss	$(77,946)
Change in unrealized appreciation (depreciation):
Investments	$(981,972)
Net change in unrealized appreciation (depreciation)	$(981,972)
Net realized and unrealized loss	$(1,059,918)
Net increase in net assets from operations	$1,004,229
5
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Statements of Changes in Net Assets

	Year Ended March 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,064,147	$1,942,752
Net realized loss	(77,946)	(748,980)
Net change in unrealized appreciation (depreciation)	(981,972)	1,334,447
Net increase in net assets from operations	$1,004,229	$2,528,219
Distributions to shareholders:
Class A	$(753,693)	$(883,013)
Class C	(36,926)	(49,082)
Class I	(1,218,760)	(928,686)
Total distributions to shareholders	$(2,009,379)	$(1,860,781)
Transactions in shares of beneficial interest:
Class A	$(8,588,257)	$(2,630,634)
Class C	(360,449)	(1,084,407)
Class I	7,358,174	5,949,024
Net increase (decrease) in net assets from Fund share transactions	$(1,590,532)	$2,233,983
Net increase (decrease) in net assets	$(2,595,682)	$2,901,421
Net Assets
At beginning of year	$66,147,154	$63,245,733
At end of year	$63,551,472	$66,147,154
6
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Financial Highlights

	Class A
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.47	$9.36	$9.63	$10.30	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.28	$0.22	$0.17	$0.19
Net realized and unrealized gain (loss)	(0.16)	0.09	(0.28)	(0.62)	0.41
Total income (loss) from operations	$0.15	$0.37	$(0.06)	$(0.45)	$0.60
Less Distributions
From net investment income	$(0.30)	$(0.26)	$(0.21)	$(0.17)	$(0.19)
From net realized gain	—	—	—	(0.05)	—
Total distributions	$(0.30)	$(0.26)	$(0.21)	$(0.22)	$(0.19)
Net asset value — End of year	$9.32	$9.47	$9.36	$9.63	$10.30
Total Return(2)	1.57%	4.09%	(0.53)%	(4.47)%	6.11%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,011	$29,896	$32,205	$37,054	$41,461
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.91%	0.82%	0.82%	0.73%	0.74%
Net expenses	0.75%	0.82%	0.82%	0.73%	0.74%
Net investment income	3.24%	2.97%	2.38%	1.67%	1.91%
Portfolio Turnover	138%	76%	65%	38%	77%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.00	$8.90	$9.15	$9.79	$9.41
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.19	$0.14	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.15)	0.09	(0.25)	(0.59)	0.38
Total income (loss) from operations	$0.07	$0.28	$(0.11)	$(0.50)	$0.49
Less Distributions
From net investment income	$(0.22)	$(0.18)	$(0.14)	$(0.09)	$(0.11)
From net realized gain	—	—	—	(0.05)	—
Total distributions	$(0.22)	$(0.18)	$(0.14)	$(0.14)	$(0.11)
Net asset value — End of year	$8.85	$9.00	$8.90	$9.15	$9.79
Total Return(2)	0.72%	3.26%	(1.20)%	(5.19)%	5.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,399	$1,784	$2,867	$4,064	$5,378
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.66%	1.56%	1.56%	1.48%	1.49%
Net expenses	1.50%	1.56%	1.56%	1.48%	1.49%
Net investment income	2.49%	2.20%	1.61%	0.91%	1.18%
Portfolio Turnover	138%	76%	65%	38%	77%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.47	$9.36	$9.63	$10.30	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.29	$0.24	$0.19	$0.21
Net realized and unrealized gain (loss)	(0.16)	0.10	(0.28)	(0.62)	0.41
Total income (loss) from operations	$0.16	$0.39	$(0.04)	$(0.43)	$0.62
Less Distributions
From net investment income	$(0.31)	$(0.28)	$(0.23)	$(0.19)	$(0.21)
From net realized gain	—	—	—	(0.05)	—
Total distributions	$(0.31)	$(0.28)	$(0.23)	$(0.24)	$(0.21)
Net asset value — End of year	$9.32	$9.47	$9.36	$9.63	$10.30
Total Return(2)	1.72%	4.24%	(0.38)%	(4.32)%	6.27%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,141	$34,467	$28,174	$36,233	$34,277
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.75%	0.67%	0.67%	0.58%	0.59%
Net expenses	0.60%	0.67%	0.67%	0.58%	0.59%
Net investment income	3.39%	3.12%	2.53%	1.82%	2.05%
Portfolio Turnover	138%	76%	65%	38%	77%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
10

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2025 and March 31, 2024 was as follows:
	Year Ended March 31,
	2025	2024
Tax-exempt income	$1,826,514	$1,728,903
Ordinary income	$182,865	$131,878
11

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

As of March 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 7,552
Deferred capital losses	(4,390,018)
Net unrealized appreciation	55,052
Distributions payable	(49,677)
Accumulated loss	$(4,377,091)
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $4,390,018 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $1,650,398 are short-term and $2,739,620 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$63,671,112
Gross unrealized appreciation	$1,000,405
Gross unrealized depreciation	(945,353)
Net unrealized appreciation	$55,052
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended March 31, 2025, the Fund's investment adviser fee amounted to $260,171 or 0.42% of the Fund’s average daily net assets.
Effective August 1, 2024, Eaton Vance Management (EVM), an affiliate of BMR, has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after August 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $97,512 of the Fund’s operating expenses for the year ended March 31, 2025.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2025, EVM earned $6,616 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,512 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
12

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2025 amounted to $35,993 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2025, the Fund paid or accrued to EVD $11,570 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2025 amounted to $2,314 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $85,570,424 and $85,066,035, respectively, for the year ended March 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	194,760	$ 1,850,455	149,769	$ 1,391,046
Issued to shareholders electing to receive payments of distributions in Fund shares	67,824	643,096	79,729	741,060
Redemptions	(1,164,315)	(11,081,808)	(513,119)	(4,762,740)
Net decrease	(901,731)	$(8,588,257)	(283,621)	$(2,630,634)
13

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	4,248	$ 38,470	3,721	$ 32,876
Issued to shareholders electing to receive payments of distributions in Fund shares	1,779	16,030	2,688	23,703
Redemptions	(46,147)	(414,949)	(130,486)	(1,140,986)
Net decrease	(40,120)	$ (360,449)	(124,077)	$(1,084,407)
Class I
Sales	1,449,096	$13,743,744	1,352,823	$12,605,556
Issued to shareholders electing to receive payments of distributions in Fund shares	81,548	773,649	61,132	568,512
Redemptions	(753,786)	(7,159,219)	(784,135)	(7,225,044)
Net increase	776,858	$ 7,358,174	629,820	$ 5,949,024
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2025, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended March 31, 2025, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$115,443(1)	$ —
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended March 31, 2025, which is indicative of the volume of this derivative type, was approximately $138,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2025.
14

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$60,328,044	$ —	$60,328,044
Taxable Municipal Obligations	—	3,398,120	—	3,398,120
Total Investments	$ —	$63,726,164	$ —	$63,726,164
15

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance New York Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance New York Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Eaton Vance
New York Municipal Opportunities Fund
March 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2025, the Fund designates 90.90% of distributions from net investment income as an exempt-interest dividend.
17

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EXNYX-NCSR    3.31.25

Eaton Vance
Short Duration Municipal
Opportunities Fund
Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information March 31, 2025
Eaton Vance
Short Duration Municipal Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments

Corporate Bonds — 1.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Yale University, 0.873%, 4/15/25	$2,000	$ 1,996,707
		$ 1,996,707
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$5,500	$ 5,681,501
		$ 5,681,501
Other Revenue — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,716,856
		$ 3,716,856
Total Corporate Bonds (identified cost $10,826,000)		$ 11,395,064

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.95%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$440	$ 440,271
Total Tax-Exempt Mortgage-Backed Securities (identified cost $440,443)		$ 440,271

Tax-Exempt Municipal Obligations — 89.2%
Security	Principal Amount (000's omitted)	Value
Education — 8.1%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$1,005	$ 990,317
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	465	461,726
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.00%, 6/15/44	400	371,948
Arlington Higher Education Finance Corp., TX, (Life School of Dallas), (PSF Guaranteed), 4.00%, 8/15/44	275	256,605
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	106,322
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.77%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	$4,750	$ 4,736,985
California Municipal Finance Authority, (St. Mary's School - Aliso Viejo), 4.65%, 5/1/30	1,045	1,059,233
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	300,846
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/25(1)	200	200,416
5.00%, 7/1/26(1)	105	106,241
5.00%, 7/1/27(1)	110	113,682
5.00%, 7/1/28(1)	160	167,245
5.00%, 7/1/29(1)	165	173,760
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	1,000	996,720
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	501,340
5.00%, 7/1/29	885	924,179
District of Columbia, (KIPP DC):
5.00%, 7/1/27	250	258,423
5.00%, 7/1/28	240	250,867
5.00%, 7/1/29	235	247,570
Illinois Finance Authority, (University of Chicago), 4.00%, 10/1/40	3,000	2,911,170
Kent State University, OH, 5.00%, 5/1/37	3,000	3,327,720
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/35(3)	615	700,952
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	7,415	8,362,192
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,195	3,278,134
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/29	2,250	2,316,488
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	195	190,891
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	125	125,000
5.00%, 4/1/30(1)	1,470	1,501,649
Purdue University, IN, 4.00%, 7/1/40	2,100	2,039,478
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/34(1)	1,000	1,024,020
Texas Tech University System, 5.00%, 2/15/41	3,000	3,250,950
University of California, 5.00%, 5/15/39	3,500	3,906,175
University of Massachusetts Building Authority:
5.00%, 11/1/40	3,500	3,519,355

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Massachusetts Building Authority: (continued)
5.25%, 11/1/47	$3,320	$ 3,394,501
University of North Carolina at Chapel Hill, 3.565%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,499,235
University of Pittsburgh, PA, 4.00%, 9/15/44	3,190	2,961,117
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	395,980
		$ 59,929,432
Electric Utilities — 3.1%
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	$4,000	$ 4,142,680
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,500	1,435,050
Northern Illinois Municipal Power Agency, IL, 4.00%, 12/1/41	2,505	2,315,923
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/30	1,425	1,478,708
5.00%, 8/1/40	1,500	1,604,745
Salt River Project Agricultural Improvement and Power District, AZ, 4.00%, 12/1/32	9,675	9,691,544
Snohomish County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 12/1/40	2,000	2,009,500
		$ 22,678,150
Escrowed/Prerefunded — 0.4%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$2,500	$ 2,638,725
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), Prerefunded to 5/15/25, 5.00%, 5/15/28	300	306,651
Public Finance Authority, WI, (Roseman University of Health Sciences):
Escrowed to Maturity, 3.00%, 4/1/25(1)	15	15,000
Escrowed to Maturity, 5.00%, 4/1/30(1)	80	84,221
		$ 3,044,597
General Obligations — 16.4%
Bristol, VA, 5.00%, 9/1/27	$1,915	$ 1,929,477
California, 5.00%, 4/1/42	6,340	6,550,425
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	389,092
Cherry Hill Township Board of Education, NJ, 4.00%, 8/1/39	3,000	3,028,560
Chicago Board of Education, IL:
0.00%, 12/1/25	500	487,185
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL: (continued)
4.00%, 12/1/35	$1,500	$ 1,405,155
5.00%, 12/1/30	1,650	1,708,608
5.00%, 12/1/33	1,895	1,895,227
5.00%, 12/1/36	2,410	2,349,943
5.25%, 12/1/35	2,750	2,751,402
5.50%, 12/1/38	4,000	4,173,080
Chicago, IL, Escrowed to Maturity, 0.00%, 1/1/26	160	156,085
Connecticut, 4.00%, 6/15/34	6,500	6,475,690
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	2,725	2,996,573
Detroit, MI:
5.00%, 4/1/25	150	150,000
5.00%, 4/1/26	330	335,306
5.00%, 4/1/27	695	716,983
5.00%, 4/1/28	730	763,434
5.00%, 4/1/29	515	544,345
Dripping Springs Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/41	1,000	1,067,160
5.00%, 2/15/42	1,000	1,060,760
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	1,155	1,027,962
Falls Church, VA, 3.00%, 7/15/41	3,455	2,859,393
Fremont Union High School District, CA, 4.00%, 8/1/40	3,100	3,011,495
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	4,285	4,286,200
4.00%, 2/15/35	5,000	4,966,350
Hopkinsville, KY, 3.00%, 12/1/35	360	325,818
Illinois:
3.25%, 11/1/26	1,440	1,438,805
4.00%, 7/1/37	3,000	2,871,300
5.00%, 1/1/41	2,650	2,651,961
Las Vegas Valley Water District, NV, 2.00%, 3/1/36	430	330,016
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	1,010	1,145,774
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/36	3,495	3,924,500
Maryland, 3.00%, 8/1/31	4,205	4,068,716
McCamey Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/44	1,225	1,247,956
Molalla River School District No. 35, OR, 5.00%, 6/15/38	1,190	1,310,690
Montgomery County, MD, 2.00%, 8/1/39	2,000	1,466,380
New Jersey:
2.00%, 6/1/25	2,500	2,493,000

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New Jersey: (continued)
2.00%, 6/1/27	$5,000	$ 4,830,550
New York, NY:
5.00%, 8/1/29	3,515	3,566,741
5.00%, 8/1/32	3,635	4,039,612
Oklahoma, OK, 4.00%, 3/1/35	355	361,809
Oregon City School District No. 62, OR:
5.00%, 6/15/35	60	68,210
5.00%, 6/15/38	2,000	2,226,460
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/26 (Put Date), 2/15/50	1,500	1,511,940
Racine, WI, 4.50%, 3/15/27	5,000	5,061,550
Riverview Gardens School District, MO, 5.00%, 4/1/34	1,505	1,603,412
Rockwall Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	1,000	1,080,260
San Jacinto Community College District, TX, 4.00%, 2/15/41	4,765	4,490,822
Sarpy County School District 0037, NE, 5.00%, 12/15/27	2,000	2,025,220
Texas:
4.00%, 5/15/45	3,665	3,352,559
5.00%, 8/1/37	1,665	1,671,061
Ventura County Community College District, CA, (Election of 2002), 0.00%, 8/1/28	4,205	3,800,815
Yarmouth, ME, 2.00%, 11/15/30	1,035	917,000
		$120,968,827
Hospital — 6.3%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	$1,500	$ 1,502,865
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	734,969
5.00%, 7/1/30(1)	285	290,030
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	386,790
5.00%, 8/1/26	445	453,673
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	748,251
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	352,772
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/35	1,290	1,338,207
Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/46	6,050	6,051,331
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	80,906
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
Escrowed to Maturity, 5.00%, 7/15/25(1)	$120	$ 120,740
Escrowed to Maturity, 5.00%, 7/15/26(1)	150	154,286
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,500	2,247,575
Missouri Health and Educational Facilities Authority, (Mercy Health), 4.00%, 11/15/47	2,700	2,395,143
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	850	850,110
5.00%, 10/1/26	1,010	1,010,222
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/26	800	809,648
5.00%, 7/1/29	300	304,194
5.00%, 7/1/30	1,595	1,615,974
New York Dormitory Authority, (Montefiore Obligated Group):
5.00%, 8/1/28	2,300	2,402,511
5.25%, 11/1/38	1,330	1,428,580
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/25	225	226,352
5.00%, 10/1/26	150	152,621
5.00%, 10/1/27	125	128,979
5.00%, 10/1/28	150	156,037
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/28	1,095	931,144
5.00%, 4/1/29	1,000	843,960
5.00%, 4/1/30	930	779,842
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/40	2,500	2,374,025
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/27	275	282,527
5.00%, 11/15/28	275	284,064
5.00%, 11/15/29	250	259,010
5.00%, 11/15/30	250	259,490
5.00%, 11/15/31	275	285,497
Washington Health Care Facilities Authority, (MultiCare Health), 5.00%, 8/15/37	2,500	2,548,700
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 5.00%, 10/1/38	2,500	2,502,800
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/39	2,000	1,891,820
4.00%, 11/15/46	3,320	2,922,430

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group): (continued)
5.00%, 11/15/34	$1,000	$ 1,013,190
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,263,277
		$ 46,384,542
Housing — 8.9%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/34	$3,120	$ 3,244,581
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.85%, 5/15/28	840	758,848
1.35%, 11/15/30	1,200	993,228
1.35%, 11/15/30	2,500	2,155,850
EP Cimarron Ventanas PFC, TX, (Home Essential Function Housing Program), 4.00%, 12/1/34	500	486,365
EP Essential Housing WF PFC, TX, (Home Essential Function Housing Program), 4.25%, 12/1/34	2,000	1,970,080
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,897,550
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,530,705
Louisiana Housing Corp., SFMR:
(FHLMC), (FNMA), (GNMA), 4.00%, 6/1/37	625	612,556
(FHLMC), (FNMA), (GNMA), 4.00%, 12/1/37	295	287,911
(FHLMC), (FNMA), (GNMA), 4.15%, 12/1/40	2,190	2,148,368
Maine Housing Authority, 3.00%, 11/15/39	3,000	2,483,460
Maricopa County and Phoenix Industrial Development Authorities, AZ, (FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,000	993,380
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	2,000	1,937,060
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/25	125	124,976
4.00%, 7/1/26	70	69,972
Massachusetts Housing Finance Agency:
Social Bonds, 3.00%, 12/1/50	2,810	2,765,096
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.95%, 6/1/32	1,200	1,038,480
Sustainability Bonds, 4.00%, 12/1/25	1,000	1,001,570
Michigan Housing Development Authority:
3.75%, 4/1/27	2,100	2,095,926
Social Bonds, 5.50%, 12/1/53	1,440	1,534,666
Minnesota Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	840	750,330
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	$980	$ 968,416
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	2,560	2,520,601
New Canaan Housing Authority, CT, (Hanc Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,750	1,724,905
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	724,759
New York City Housing Development Corp., NY:
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,605,450
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	4,715	4,617,164
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	162,595
5.00%, 7/1/27	385	395,530
5.00%, 7/1/28	240	248,849
5.00%, 7/1/29	535	558,048
5.00%, 7/1/30	225	233,640
5.00%, 7/1/31	485	501,917
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/25	870	872,575
5.00%, 7/1/26	600	609,438
5.00%, 7/1/27	375	384,930
5.00%, 7/1/28	340	352,118
5.00%, 7/1/29	300	309,789
5.00%, 7/1/30	465	478,341
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/25	980	981,813
5.00%, 6/1/26	1,090	1,105,173
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,000	2,044,800
Seattle Housing Authority, WA, (Pooled Housing), 3.50%, 12/1/35	1,500	1,397,085
Virginia Housing Development Authority, 4.10%, 10/1/27	3,955	3,956,780
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA MBS-Secured), 4.25%, 2/1/41	2,000	1,926,400
		$ 65,562,074
Industrial Development Revenue — 8.8%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 477,498

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.70%, 7/1/49(4)	$3,300	$ 3,300,000
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	5,335	5,282,397
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.10% to 12/1/25 (Put Date), 12/1/44	1,500	1,499,715
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	1,250	1,267,725
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,123,100
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.):
3.20%, 7/1/39	3,170	2,637,250
(AMT), 3.10%, 5/1/26	4,005	3,920,374
(AMT), 4.00%, 3/1/37	2,000	1,852,020
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,916,160
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	942,090
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	4,000	3,993,360
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,500	1,483,230
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	949,530
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,472,475
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	672,143
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,873,863
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 1.50% to 11/4/25 (Put Date), 2/1/26	1,000	979,480
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	530	530,064
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,863,830
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	7,750	7,492,002
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Waste Management, Inc.): (continued)
(AMT), 2.625%, 11/1/25	$1,500	$ 1,484,940
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,598,352
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	4,363,920
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,000	4,002,040
		$ 64,977,558
Insured - Education — 0.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 5.00%, 12/1/39	$500	$ 531,535
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	191,648
		$ 723,183
Insured - Electric Utilities — 0.4%
New York Power Authority, Green Transmission Revenue, Green Bonds, (AGM), 5.00%, 11/15/27	$1,500	$ 1,592,205
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,712,630
		$ 3,304,835
Insured - General Obligations — 1.8%
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	$1,945	$ 1,823,593
Generation Park Management District, TX, (AGC), 3.50%, 9/1/41	3,665	3,152,523
Lanterns Metropolitan District No. 1, CO, (AGC), 4.00%, 12/1/39	1,000	977,990
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	485,776
Phoenix Elementary School District No. 1, AZ, (BAM), 5.00%, 7/1/43	1,140	1,201,355
Raindance Metropolitan District No. 2, CO:
(BAM), 5.00%, 12/1/33	285	310,975
(BAM), 5.00%, 12/1/34	200	217,834
(BAM), 5.00%, 12/1/39	1,125	1,208,869
Shreveport, LA, (AGC), 5.00%, 3/1/44	1,250	1,297,112
Sparta Area School District, WI, (AGC), 3.00%, 3/1/41	1,000	823,790
Westchester, IL:
(BAM), 5.00%, 12/15/36	500	541,745
(BAM), 5.00%, 12/15/39	500	532,425
(BAM), 5.00%, 12/15/40	600	637,482
		$ 13,211,469

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.3%
Berkeley County Public Service Sewer District, WV:
Green Bonds, (BAM), 5.00%, 6/1/38	$670	$ 709,825
Green Bonds, (BAM), 5.00%, 6/1/39	705	744,184
Chisholm Creek Utility Authority, KS, (Cities of Bel Aire and Park City), (AGC), 5.00%, 9/1/41	1,000	1,078,540
		$ 2,532,549
Lease Revenue/Certificates of Participation — 2.8%
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/41	$1,195	$ 1,272,830
Columbus Multi School Building Corp., IN:
5.00%, 7/15/41	500	530,980
5.00%, 7/15/42	725	764,628
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	2,000	2,005,100
Hancock County Redevelopment Authority, IN, 4.00%, 8/15/42	610	573,492
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,403,861
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/26	1,000	1,022,920
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37	5,000	5,059,100
Oklahoma Development Finance Authority:
5.00%, 6/1/35	620	685,794
5.00%, 6/1/36	345	379,683
5.00%, 6/1/37	575	629,498
5.00%, 6/1/38	310	338,384
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/38	2,400	2,029,056
Twin Lakes School Building Corp., IN:
5.00%, 7/15/33	510	552,815
5.00%, 7/15/35	800	858,880
5.00%, 7/15/37	890	946,711
		$ 21,053,732
Other Revenue — 6.5%
Black Belt Energy Gas District, AL:
3.24%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$15,000	$ 14,670,750
5.50% to 2/1/29 (Put Date), 6/1/49	2,320	2,446,579
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	1,300	1,372,722
Green Bonds, 5.00% to 5/1/35 (Put Date), 1/1/56	880	925,144
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,250	1,305,675
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue: (continued)
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	$2,000	$ 2,095,440
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	6,060	6,529,529
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	790	805,057
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/31 (Put Date), 12/1/53	10,000	10,586,300
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,250	1,321,200
Northern California Gas Authority No. 1, Gas Project Revenue, 3.783%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	500	499,715
Public Finance Authority, WI, (Inperium, Inc.), 5.00%, 12/1/34(1)	1,750	1,764,508
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.756%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,110	1,110,866
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.70%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	2,255	2,259,510
		$ 47,692,995
Senior Living/Life Care — 5.1%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	$250	$ 250,290
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	373,428
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,457,250
2.625%, 5/15/29	2,000	1,918,780
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/27	200	199,476
4.00%, 1/1/28	240	239,021
Florida Development Finance Corp., (The Glenridge on Palmer Ranch):
4.00%, 6/1/25(1)	110	109,872
4.00%, 6/1/26(1)	110	109,570
5.00%, 6/1/31(1)	285	291,013
5.00%, 6/1/35(1)	225	227,246
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	503,690
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	350	343,234
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.57%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	718,823

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	$2,240	$ 2,238,387
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	460	444,728
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
4.00%, 10/1/25(1)	515	515,041
4.00%, 10/1/26(1)	1,000	1,000,200
4.00%, 10/1/27(1)	400	400,080
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/25	100	100,033
4.00%, 12/1/26	150	150,126
4.00%, 12/1/27	200	200,286
4.00%, 12/1/28	200	199,820
4.00%, 12/1/29	250	248,968
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	687,932
5.625%, 7/1/46(1)	425	417,261
5.75%, 7/1/54(1)	1,130	1,095,987
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,280	1,278,221
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	636,331
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 4.50%, 10/1/26	530	530,085
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	400	403,736
5.00%, 7/1/31	670	674,576
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/26	240	238,394
5.00%, 1/1/27	565	565,198
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	2,515	3,340,700
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,239,107
5.00%, 5/15/26	1,000	1,000,590
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	299,232
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	215	218,642
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	380	373,396
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/25	$1,510	$ 1,510,000
5.00%, 4/1/26	1,595	1,606,723
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/25	275	273,892
5.00%, 11/15/27	300	303,108
5.00%, 11/15/29	115	116,893
5.00%, 11/15/30	180	183,236
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/25	180	178,798
4.00%, 12/15/26	375	369,334
4.00%, 12/15/27	215	210,128
4.00%, 12/15/28	200	193,816
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/25	1,615	1,618,133
5.00%, 9/1/32	1,015	1,032,042
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25	250	248,865
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	595,429
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/25	275	274,895
4.00%, 12/1/26	240	240,036
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,010,790
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,045,720
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	401,664
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/25	100	99,609
3.00%, 8/1/26	250	246,730
		$ 37,998,591
Special Tax Revenue — 3.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$400	$ 412,512
5.00%, 5/1/28	575	599,587
5.00%, 5/1/29	600	630,420
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,027,510

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Baltimore, MD, (Harbor Point):
2.80%, 6/1/25(1)	$125	$ 124,738
2.85%, 6/1/26(1)	135	133,360
2.95%, 6/1/27(1)	175	171,259
District of Columbia, Income Tax Revenue, 5.00%, 5/1/38	2,150	2,331,094
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 5.75%, 12/1/50	900	1,007,505
Juban Crossing Economic Development District, LA, (Road Projects), 4.00%, 9/15/37	705	667,226
Maryland Department of Transportation, 2.50%, 10/1/33	1,700	1,502,205
Massachusetts School Building Authority, 4.00%, 1/15/37	3,650	3,638,758
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,012,400
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/34	540	607,273
5.00%, 2/1/35	1,955	2,005,185
5.00%, 8/1/36	2,500	2,510,850
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	175	172,774
Omaha, NE, Riverfront Redevelopment Special Tax Revenue:
5.00%, 4/15/41	600	648,570
5.00%, 4/15/42	600	643,254
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	5,847	5,814,549
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	624,631
Tolomato Community Development District, FL, 2.625%, 5/1/27	505	492,819
		$ 28,778,479
Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$1,055	$ 1,004,824
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	2,850	2,878,500
		$ 3,883,324
Transportation — 11.9%
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Bank of America, N.A.), 3.20%, 4/1/59(4)	$2,000	$ 2,000,000
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/30	2,500	2,512,800
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), Green Bonds, (AMT), 9.50% to 1/1/35 (Put Date), 1/1/65(1)	3,000	3,000,030
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (Midway International Airport), 4.00%, 1/1/34	$6,000	$ 5,962,800
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/32	1,205	1,229,425
(AMT), 5.00%, 1/1/37	1,450	1,525,545
(AMT), 5.00%, 1/1/38	1,780	1,863,180
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/48	1,215	1,069,164
(AMT), 5.00%, 11/15/30	7,170	7,656,485
(AMT), 5.00%, 12/1/32	6,350	6,596,253
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,000,710
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	3,000	3,014,460
(AMT), 5.00%, 7/1/45	1,500	1,507,230
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	5,235	5,400,007
Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	1,500	1,580,970
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,000	1,036,550
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/29	2,000	2,064,640
(AMT), 5.00%, 10/1/33	5,000	5,022,850
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/49	1,490	1,493,382
Oklahoma Turnpike Authority, 4.00%, 1/1/42	2,730	2,660,849
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/35	1,930	2,022,138
(AMT), 5.00%, 7/1/42	2,945	2,964,054
Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/32	3,000	3,069,450
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,045	2,092,260
(AMT), 5.00%, 5/1/37	2,100	2,140,530
(AMT), 5.00%, 4/1/40	4,000	4,002,120
Port of Tacoma, WA, (AMT), 5.00%, 12/1/35	1,000	1,015,140
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/32	3,500	3,587,780
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.00%, 12/1/31	8,500	8,541,905
		$ 87,632,707
Water and Sewer — 3.9%
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/34	$1,000	$ 1,002,730
4.00%, 12/1/38	1,000	978,240

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Gainesville, GA, Water and Sewerage Revenue, 5.00%, 11/15/37	$1,570	$ 1,760,990
Great Lakes Water Authority, MI, Sewage Disposal System Revenue, 5.00%, 7/1/31	10,000	10,186,800
King County, WA, Sewer Improvement and Refunding Revenue, 4.00%, 7/1/41	2,000	1,892,340
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	861,462
San Antonio, TX, Water System Revenue:
4.00%, 5/15/36	3,000	3,003,870
(SPA: Truist Bank), 3.60%, 5/1/54(4)	1,800	1,800,000
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	4,690	4,597,748
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	3,050	2,972,408
		$ 29,056,588
Total Tax-Exempt Municipal Obligations (identified cost $665,122,280)		$659,413,632

Taxable Municipal Obligations — 7.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$1,560	$ 1,564,368
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	516,235
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	755	749,202
		$ 2,829,805
Escrowed/Prerefunded — 0.2%
San Diego County Regional Transportation Commission, CA, Escrowed to Maturity, 2.085%, 4/1/25	$1,500	$ 1,500,000
		$ 1,500,000
General Obligations — 1.0%
California, 7.50%, 4/1/34(5)	$2,500	$ 2,894,750
Cecil County, MD, 1.20%, 11/1/27	420	391,352
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Douglas County School District No. 17, NE, 1.048%, 6/15/26	$585	$ 563,782
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,650	3,512,723
		$ 7,362,607
Hospital — 0.4%
Conway, AR, (Conway Regional Medical Center), 1.75%, 8/1/26	$250	$ 240,230
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	835	806,368
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,704,500
		$ 2,751,098
Housing — 1.8%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$5,000	$ 5,031,550
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.35%, 7/1/45(6)	1,000	1,000,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.35%, 1/1/47(6)	7,000	7,000,000
		$ 13,031,550
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 574,306
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	487,815
		$ 1,062,121
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 528,132
(AGM), 1.573%, 8/15/27	500	469,655
(AGM), 1.743%, 8/15/28	750	689,182
(AGM), 1.924%, 8/15/29	1,535	1,383,987
		$ 3,070,956
Insured - Transportation — 0.6%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,654,130
		$ 4,654,130

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board, 4.942%, 4/1/30	$5,140	$ 5,229,179
		$ 5,229,179
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 489,610
		$ 489,610
Special Tax Revenue — 1.4%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,986,100
1.453%, 6/15/26	3,000	2,896,860
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.654%, 7/1/28	1,640	1,664,289
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	3,136,630
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	326,987
		$ 10,010,866
Transportation — 0.1%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,126,529
		$ 1,126,529
Total Taxable Municipal Obligations (identified cost $53,685,866)		$ 53,118,451

U.S. Treasury Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$6,500	$ 6,519,301
Total U.S. Treasury Obligations (identified cost $6,501,260)		$ 6,519,301
Total Investments — 98.9% (identified cost $736,575,849)		$730,886,719
Other Assets, Less Liabilities — 1.1%		$ 7,993,227
Net Assets — 100.0%		$738,879,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $32,297,722 or 4.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2025.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2025.
At March 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	11.9%
Others, representing less than 10% individually	84.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2025, 3.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
MBS	– Mortgage-Backed Security
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Portfolio of Investments — continued

SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Statement of Assets and Liabilities

March 31, 2025
Assets
Investments, at value (identified cost $736,575,849)	$730,886,719
Cash	111,508
Interest receivable	8,444,378
Receivable for investments sold	1,977,875
Receivable for Fund shares sold	385,699
Trustees' deferred compensation plan	38,685
Total assets	$741,844,864
Liabilities
Payable for when-issued securities	$706,377
Payable for Fund shares redeemed	989,663
Distributions payable	677,475
Payable to affiliates:
Investment adviser and administration fee	251,170
Distribution and service fees	23,566
Sub-transfer agency fee	1,153
Trustees' deferred compensation plan	38,685
Accrued expenses	276,829
Total liabilities	$2,964,918
Net Assets	$738,879,946
Sources of Net Assets
Paid-in capital	$780,613,446
Accumulated loss	(41,733,500)
Net Assets	$738,879,946
Class A Shares
Net Assets	$117,898,955
Shares Outstanding	12,020,858
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.81
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.14
Class C Shares
Net Assets	$11,028,791
Shares Outstanding	1,173,972
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.39
Class I Shares
Net Assets	$609,952,200
Shares Outstanding	62,161,254
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.81
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Statement of Operations

Year Ended
March 31, 2025
Investment Income
Interest income	$27,392,064
Total investment income	$27,392,064
Expenses
Investment adviser and administration fee	$2,900,594
Distribution and service fees:
Class A	179,449
Class C	110,461
Trustees’ fees and expenses	45,291
Custodian fee	192,797
Transfer and dividend disbursing agent fees	217,513
Legal and accounting services	98,733
Printing and postage	33,754
Registration fees	81,921
Miscellaneous	178,700
Total expenses	$4,039,213
Net investment income	$23,352,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,471,527
Futures contracts	554,573
Net realized gain	$3,026,100
Change in unrealized appreciation (depreciation):
Investments	$(418,954)
Net change in unrealized appreciation (depreciation)	$(418,954)
Net realized and unrealized gain	$2,607,146
Net increase in net assets from operations	$25,959,997

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Statements of Changes in Net Assets

	Year Ended March 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$23,352,851	$23,820,664
Net realized gain (loss)	3,026,100	(4,388,066)
Net change in unrealized appreciation (depreciation)	(418,954)	7,163,797
Net increase in net assets from operations	$25,959,997	$26,596,395
Distributions to shareholders:
Class A	$(3,614,792)	$(3,896,475)
Class C	(278,278)	(355,966)
Class I	(18,819,032)	(19,142,586)
Total distributions to shareholders	$(22,712,102)	$(23,395,027)
Transactions in shares of beneficial interest:
Class A	$(5,372,699)	$(32,216,910)
Class C	(2,544,241)	(7,356,892)
Class I	16,807,383	(120,099,001)
Net increase (decrease) in net assets from Fund share transactions	$8,890,443	$(159,672,803)
Net increase (decrease) in net assets	$12,138,338	$(156,471,435)
Net Assets
At beginning of year	$726,741,608	$883,213,043
At end of year	$738,879,946	$726,741,608

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Financial Highlights

	Class A
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.76	$9.70	$9.88	$10.28	$9.90
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.28	$0.20	$0.11	$0.16
Net realized and unrealized gain (loss)	0.04	0.06	(0.18)	(0.40)	0.38
Total income (loss) from operations	$0.35	$0.34	$0.02	$(0.29)	$0.54
Less Distributions
From net investment income	$(0.30)	$(0.28)	$(0.20)	$(0.11)	$(0.16)
Total distributions	$(0.30)	$(0.28)	$(0.20)	$(0.11)	$(0.16)
Net asset value — End of year	$9.81	$9.76	$9.70	$9.88	$10.28
Total Return(2)	3.59%	3.57%	0.18%	(2.85)%	5.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$117,899	$122,727	$154,478	$201,964	$192,676
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.66%	0.65%	0.64%	0.66%
Net expenses	0.67%	0.66%	0.65%	0.64%	0.66%
Net investment income	3.11%	2.94%	2.01%	1.08%	1.55%
Portfolio Turnover	98%	70%	78%	57%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.35	$9.29	$9.47	$9.85	$9.48
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.20	$0.12	$0.03	$0.08
Net realized and unrealized gain (loss)	0.03	0.06	(0.18)	(0.38)	0.37
Total income (loss) from operations	$0.25	$0.26	$(0.06)	$(0.35)	$0.45
Less Distributions
From net investment income	$(0.21)	$(0.20)	$(0.12)	$(0.03)	$(0.08)
Total distributions	$(0.21)	$(0.20)	$(0.12)	$(0.03)	$(0.08)
Net asset value — End of year	$9.39	$9.35	$9.29	$9.47	$9.85
Total Return(2)	2.73%	2.82%	(0.65)%	(3.54)%	4.74%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,029	$13,497	$20,818	$30,887	$32,499
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.42%	1.41%	1.41%	1.39%	1.41%
Net expenses	1.42%	1.41%	1.41%	1.39%	1.41%
Net investment income	2.36%	2.18%	1.24%	0.34%	0.81%
Portfolio Turnover	98%	70%	78%	57%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.76	$9.71	$9.89	$10.29	$9.90
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.30	$0.21	$0.13	$0.17
Net realized and unrealized gain (loss)	0.04	0.04	(0.18)	(0.40)	0.39
Total income (loss) from operations	$0.36	$0.34	$0.03	$(0.27)	$0.56
Less Distributions
From net investment income	$(0.31)	$(0.29)	$(0.21)	$(0.13)	$(0.17)
Total distributions	$(0.31)	$(0.29)	$(0.21)	$(0.13)	$(0.17)
Net asset value — End of year	$9.81	$9.76	$9.71	$9.89	$10.29
Total Return(2)	3.75%	3.62%	0.33%	(2.70)%	5.72%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$609,952	$590,518	$707,917	$807,534	$664,004
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.50%	0.50%	0.49%	0.51%
Net expenses	0.52%	0.50%	0.50%	0.49%	0.51%
Net investment income	3.26%	3.09%	2.16%	1.23%	1.71%
Portfolio Turnover	98%	70%	78%	57%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended March 31, 2025 and March 31, 2024 was as follows:
	Year Ended March 31,
	2025	2024
Tax-exempt income	$20,079,008	$21,094,576
Ordinary income	$2,633,094	$2,300,451

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

As of March 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 669,465
Deferred capital losses	(37,152,170)
Net unrealized depreciation	(4,573,320)
Distributions payable	(677,475)
Accumulated loss	$(41,733,500)
At March 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $37,152,170 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2025, $20,419,944 are short-term and $16,732,226 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$735,460,039
Gross unrealized appreciation	$6,477,127
Gross unrealized depreciation	(11,050,447)
Net unrealized depreciation	$(4,573,320)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the year ended March 31, 2025, the investment adviser and administration fee amounted to $2,900,594 or 0.40% of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2025, EVM earned $5,158 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,014 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended March 31, 2025 in the amount of $6,530. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2025 amounted to $179,449 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2025, the Fund paid or accrued to EVD $92,051 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2025 amounted to $18,410 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2025, the Fund was informed that EVD received $2,265 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $708,839,042 and $705,466,215, respectively, for the year ended March 31, 2025.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	2,875,625	$ 28,335,170	2,021,951	$ 19,536,220
Issued to shareholders electing to receive payments of distributions in Fund shares	301,800	2,966,282	336,882	3,250,527
Redemptions	(3,733,385)	(36,674,151)	(5,701,285)	(55,003,657)
Net decrease	(555,960)	$ (5,372,699)	(3,342,452)	$(32,216,910)
Class C
Sales	302,690	$ 2,853,765	149,631	$ 1,383,367
Issued to shareholders electing to receive payments of distributions in Fund shares	25,428	239,358	32,732	302,494
Redemptions	(598,082)	(5,637,364)	(978,203)	(9,042,753)
Net decrease	(269,964)	$ (2,544,241)	(795,840)	$ (7,356,892)

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

	Year Ended March 31, 2025		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	18,370,806	$180,633,067	19,070,011	$183,765,791
Issued to shareholders electing to receive payments of distributions in Fund shares	1,157,223	11,379,271	1,282,649	12,383,457
Redemptions	(17,853,394)	(175,204,955)	(32,783,095)	(316,248,249)
Net increase (decrease)	1,674,635	$ 16,807,383	(12,430,435)	$(120,099,001)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2025, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended March 31, 2025, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$554,573(1)	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended March 31, 2025, which is indicative of the volume of this derivative type, was approximately $852,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2025.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Notes to Financial Statements — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,395,064	$ —	$ 11,395,064
Tax-Exempt Mortgage-Backed Securities	—	440,271	—	440,271
Tax-Exempt Municipal Obligations	—	659,413,632	—	659,413,632
Taxable Municipal Obligations	—	53,118,451	—	53,118,451
U.S. Treasury Obligations	—	6,519,301	—	6,519,301
Total Investments	$ —	$730,886,719	$ —	$730,886,719

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Short Duration Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Short Duration Municipal Opportunities Fund
March 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended March 31, 2025, the Fund designates 88.41% of distributions from net investment income as an exempt-interest dividend.

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EXMAX-NCSR    3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 22, 2025